UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23901

Exact name of registrant as specified in charter:	PGIM Rock ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM US Large-Cap Buffer 12 ETF - January
TICKER SYMBOL:
JANP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - January (the “Fund”) for the period of December 29, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - January	$23	0.26%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on January 2, 2024 and will end on December 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period January 1, 2024 to October 31, 2024, the SPY had a price return of 19.64%, as compared to the Fund’s price return of 12.84%.
■
Economic data exceeded consensus expectations which supported performance during the first quarter of 2024. The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve
(Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 29, 2023 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	12.81% (12/29/2023)
S&P 500 Price Return Index	19.62%

Since Inception returns are provided for the Fund since it
has
less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 4,794,600
Number of fund holdings	5
Total advisory fees paid for the year	$ 7,935
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/202
4
?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(6.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – January to PGIM S&P 500
Buffer 12 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - January

TICKER SYMBOL	JANP
CUSIP	69420N106
ETF1018E_JAN

PGIM US Large-Cap Buffer 20 ETF - January
TICKER SYMBOL:
PBJA
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - January (the “Fund”) for the period of December 29, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - January	$21	0.24%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on January 2, 2024 and will end on December 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period January 2, 2024 to October 31, 2024, the SPY had a price return of 19.64%, as compared to the Fund’s price return of 10.15%.
■
Economic data exceeded consensus expectations which supported performance during the first quarter of 2024. The second quarter started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve
(Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter
with
the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 29, 2023 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.97% (12/29/2023)
S&P 500 Price Return Index	19.62%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of
returns. Since Inception
returns
for the Index are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 3,573,989
Number of fund holdings	5
Total advisory fees paid for the year	$ 5,950
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(8.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – January to PGIM S&P 500
Buffer 20 ETF – January and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - January

TICKER SYMBOL	PBJA
CUSIP	69420N205
ETF1019E_JAN

PGIM US Large-Cap Buffer 12 ETF - February
TICKER SYMBOL:
FEBP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - February (the “Fund”) for the period of January 31, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - February	$24	0.31%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on February 1, 2024 and will end on January 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period February 1, 2024 to October 31, 2024, the SPY had a price return of 17.76%, as compared to the Fund’s price return of 10.93%.
■
Economic data exceeded consensus expectations which supported performance in February and March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal
Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_FEB

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	11.02% (1/31/2024)
S&P 500 Price Return Index	17.74%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,284,591
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,260
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	105.0%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(6.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – February to PGIM S&P 500
Buffer 12 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - February

TICKER SYMBOL	FEBP
CUSIP	69420N304
ETF1018E_FEB

PGIM US Large-Cap Buffer 20 ETF - February
TICKER SYMBOL:
PBFB
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - February (the “Fund”) for the period of January 31, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - February	$23	0.29%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on February 1, 2024 and will end on January 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period February 1, 2024 to October 31, 2024, the SPY had a price return of 17.76%, as compared to the Fund’s price return of 8.99%.
■
Economic data exceeded consensus expectations which supported performance in February and March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal
Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_FEB

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	8.83% (1/31/2024)
S&P 500 Price Return Index	17.74%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND
STATISTICS
AS OF 10/31/2024?

Fund’s net assets	$ 4,636,112
Number of fund holdings	5
Total advisory fees paid for the year	$ 8,604
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – February to PGIM S&P 500
Buffer 20 ETF – February and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - February

TICKER SYMBOL	PBFB
CUSIP	69420N403
ETF1019E_FEB

PGIM US Large-Cap Buffer 12 ETF - March
TICKER SYMBOL:
MRCP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - March (the “Fund”) for the period of
February 29, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - March	$23	0.33%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on March 1, 2024 and will end on February 28, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period March 1, 2024 to October 31, 2024, the SPY had a price return of 11.92%, as compared to the Fund’s price return of 9.56%.
■
Economic data exceeded consensus expectations which supported performance in March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed)
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_MAR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.47% (2/29/2024)
S&P 500 Price Return Index	11.95%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month
-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 4,926,062
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,045
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – March to PGIM S&P 500 Buffer
12 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - March

TICKER SYMBOL	MRCP
CUSIP	69420N502
ETF1018E_MAR

PGIM US Large-Cap Buffer 20 ETF - March
TICKER SYMBOL:
PBMR
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - March (the “Fund”) for the period of
February 29, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - March	$24	0.35%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on March 1, 2024 and will end on February 28, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period March 1, 2024 to October 31, 2024, the SPY had a price return of 11.92%, as compared to the Fund’s price return of 7.91%.
■
Economic data exceeded consensus expectations which supported performance in March 2024. The second quarter of the year started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed)
Chair Powell eased worries about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_MAR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.80% (2/29/2024)
S&P 500 Price Return Index	11.95%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,929,266
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,896
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – March to PGIM S&P 500 Buffer
20 ETF – March and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - March

TICKER SYMBOL	PBMR
CUSIP	69420N601
ETF1019E_MAR

PGIM US Large-Cap Buffer 12 ETF - April
TICKER SYMBOL:
APRP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - April (the “Fund”) for the period of
March 28, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - April	$22	0.36%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on April 1, 2024 and will end on March 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period April 1, 2024 to October 31, 2024, the SPY had a price return of 8.68%, as compared to the Fund’s price return of 7.70%.
■
The second quarter of 2024 started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 28, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.57% (3/28/2024)
S&P 500 Price Return Index	8.59%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the
Index
are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,916,145
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,910
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.5%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(2.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – April to PGIM S&P 500 Buffer
12 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - April

TICKER SYMBOL	APRP
CUSIP	69420N700
ETF1018E_APR

PGIM US Large-Cap Buffer 20 ETF - April
TICKER SYMBOL:
PBAP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - April (the “Fund”) for the period of
March 28, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - April	$24	0.39%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on April 1, 2024 and will end on March 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period April 1, 2024 to October 31, 2024, the SPY had a price return of 8.68%, as compared to the Fund’s price return of 6.64%.
■
The second quarter of 2024 started off weak due to renewed inflation concerns and tensions in the Middle East. However, performance turned around after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 28, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.57% (3/28/2024)
S&P 500 Price Return Index	8.59%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,927,162
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,823
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – April to PGIM S&P 500 Buffer
20 ETF – April and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - April

TICKER SYMBOL	PBAP
CUSIP	69420N809
ETF1019E_APR

PGIM US Large-Cap Buffer 12 ETF - May
TICKER SYMBOL:
MAYP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - May (the “Fund”) for the period of
April 30, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - May	$19	0.37%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 1, 2024 and will end on April 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period May 1, 2024 to October 31, 2024, the SPY had a price return of 13.28%, as compared to the Fund’s price return of 9.15%.
■
Market performance benefited as economic data exceeded consensus expectations and was further bolstered after US Federal Reserve (Fed)
Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced volatility in the third quarter of 2024, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_MAY

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 30, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	9.06% (4/30/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 4,089,620
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,020
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(4.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – May to PGIM S&P 500 Buffer
12 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - May

TICKER SYMBOL	MAYP
CUSIP	69420N882
ETF1018E_MAY

PGIM US Large-Cap Buffer 20 ETF - May
TICKER SYMBOL:
PBMY
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - May (the “Fund”) for the period of
April 30, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - May	$20	0.39%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 1, 2024 and will end on April 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period May 1, 2024 to October 31, 2024, the SPY had a price return of 13.28%, as compared to the Fund’s price return of 7.46%.
■
Market performance benefited from economic data which exceeded consensus expectations and was further bolstered after US Federal
Reserve (Fed) Chair Powell eased worries about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced volatility in the third quarter of 2024, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_MAY

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 30, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	7.39% (4/30/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,101,167
Number of fund holdings	5
Total advisory fees paid for the year	$ 9,230
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	105.1%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Options Written	(6.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – May to PGIM S&P 500 Buffer
20 ETF – May and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - May

TICKER SYMBOL	PBMY
CUSIP	69420N874
ETF1019E_MAY

PGIM US Large-Cap Buffer 12 ETF - June
TICKER SYMBOL:
JUNP
Listing Exchange:
Cboe
BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - June (the “Fund”) for the period of
May 31, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - June	$20	0.46%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on June 1, 2024 and will end on May 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period June 3, 2024 to October 31, 2024, the SPY had a price return of 7.83%, as compared to the Fund’s price return of 6.18%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over concerns regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_JUN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 31, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.97% (5/31/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns
for the Index are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 9,548,110
Number of fund holdings	5
Total advisory fees paid for the year	$ 16,518
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – June to PGIM S&P 500 Buffer 12 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - June

TICKER SYMBOL	JUNP
CUSIP	69420N866
ETF1018E_JUN

PGIM US Large-Cap Buffer 20 ETF - June
TICKER SYMBOL:
PBJN
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - June (the “Fund”) for the period of
May 31, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - June	$19	0.45%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on June 1, 2024 and will end on May 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period June 3, 2024 to October 31, 2024, the SPY had a price return of 7.83%, as compared to the Fund’s price return of 5.31%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the
Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_JUN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 31, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.09% (5/31/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,841,421
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,945
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(4.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – June to PGIM S&P 500 Buffer
20 ETF – June and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code
below
, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - June

TICKER SYMBOL	PBJN
CUSIP	69420N858
ETF1019E_JUN

PGIM US Large-Cap Buffer 12 ETF - July
TICKER SYMBOL:
JULP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - July (the “Fund”) for the period of
May 7, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - July	$23	0.47%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on July 1, 2024 and will end on June 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period July 1, 2024 to October 31, 2024, the SPY had a price return of 4.49%, as compared to the Fund’s price return of 3.95%.
■
Market performance benefited in July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early
August over concerns regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the
Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 7, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.92% (5/7/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 7,414,426
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,984
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.2%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – July to PGIM S&P 500 Buffer 12
ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - July

TICKER SYMBOL	JULP
CUSIP	69420N841
ETF1018E_JUL

PGIM US Large-Cap Buffer 20 ETF - July
TICKER SYMBOL:
PBJL
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - July (the “Fund”) for the period of
May 7, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - July	$23	0.47%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on July 1, 2024 and will end on June 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX Options. For the period July 1, 2024 to October 31, 2024, the SPY had a price return of 4.49%, as compared to the Fund’s price return of 3.48%.
■
Market performance benefited in July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early
August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further
Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 7, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.18% (5/7/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 8,677,075
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,367
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.7%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – July to PGIM S&P 500 Buffer 20
ETF – July and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least
80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P
500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - July

TICKER SYMBOL	PBJL
CUSIP	69420N833
ETF1019E_JUL

PGIM US Large-Cap Buffer 12 ETF - August
TICKER SYMBOL:
AUGP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - August (the “Fund”) for the period of May 9, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - August	$21	0.43%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on August 1, 2024 and will end on July 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period August 1, 2024 to October 31, 2024, the SPY had a price return of 3.24%, as compared to the Fund’s price return of 3.08%.
■
August 2024 started off weak over fears regarding the economy’s health. Equities quickly recovered after US Federal Reserve (Fed) Chair
Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in early
September, with the largest stocks in the S&P 500 index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_AUG

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 9, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.96% (5/9/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 3,708,790
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,733
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.9%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(3.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – August to PGIM S&P 500 Buffer
12 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - August

TICKER SYMBOL	AUGP
CUSIP	69420N825
ETF1018E_AUG

PGIM US Large-Cap Buffer 20 ETF - August
TICKER SYMBOL:
PBAU
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - August (the “Fund”) for the period of May 9, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - August	$22	0.44%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on August 1, 2024 and will end on July 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period August 1, 2024 to October 31, 2024, the SPY had a price return of 3.24%, as compared to the Fund’s price return of 2.72%.
■
August 2024 started off weak over fears regarding the economy’s health. Equities quickly recovered after US Federal Reserve (Fed) Chair
Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in early
September, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_AUG

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 9, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.36% (5/9/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 3,951,166
Number of fund holdings	5
Total advisory fees paid for the year	$ 5,541
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – August to PGIM S&P 500 Buffer
20 ETF – August and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - August

TICKER SYMBOL	PBAU
CUSIP	69420N817
ETF1019E_AUG

PGIM US Large-Cap Buffer 12 ETF - September
TICKER SYMBOL:
SEPP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - September (the “Fund”) for the
period of May 14, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - September	$21	0.44%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on September 1, 2024 and will end on August 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period September 3, 2024 to October 31, 2024, the SPY had a price return of 0.88%, as compared to the Fund’s price return of 1.19%.
■
September 2024 started off weak, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain positive momentum, reaching new highs in October.
ETF1018E_SEP

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring
fees (including management fees) were
deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 14, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.03% (5/14/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,251,510
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,072
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.6%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – September to PGIM S&P 500 Buffer 12 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by
scanning
the
QR
code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - September

TICKER SYMBOL	SEPP
CUSIP	69420N791
ETF1018E_SEP

PGIM US Large-Cap Buffer 20 ETF - September
TICKER SYMBOL:
PBSE
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - September (the “Fund”) for the
period of May 14, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - September	$20	0.42%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than
the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on September 1, 2024 and will end on August 31, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period September 1, 2024 to October 31, 2024, the SPY had a price return of 0.88%, as compared to the Fund’s price return of 0.81%.
■
September 2024 started off weak, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, a pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain positive momentum, reaching new highs in October.
ETF1019E_SEP

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 14, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.41% (5/14/2024)
S&P 500 Price Return Index	13.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of
returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 3,132,415
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,021
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,

the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – September to PGIM S&P 500 Buffer 20 ETF – September and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies.
The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - September

TICKER SYMBOL	PBSE
CUSIP	69420N783
ETF1019E_SEP

PGIM US Large-Cap Buffer 12 ETF - October
TICKER SYMBOL:
OCTP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - October (the “Fund”) for the period of May 16, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - October	$20	0.42%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures
shown.
WHAT AFFECTED THE FUND’S PERFORMANCE
DURING
THE REPORTING
PERIOD
?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500
ETF
Trust (SPY) up to a predetermined
upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on October 1, 2024 and will end on September 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period October 1, 2024 to October 31, 2024, the SPY had a price return of –0.89%, as compared to the Fund’s price return of –0.47%.
■
Large-cap stocks were generally supported in October 2024 by positive US economic data, positive guidance from the US Federal Reserve
(Fed), and a China stimulus announcement. However, concerns regarding approaching US elections and an upcoming Fed meeting, along with rising US Treasury yields and persistent US dollar strength, drove a significant market sell-off in late October, led by technology-related shares.
ETF1018E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management
fees) were
deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 16, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.74% (5/16/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,760,854
Number of fund holdings	5
Total advisory fees paid for the year	$ 6,450
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – October to PGIM S&P 500
Buffer 12 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - October

TICKER SYMBOL	OCTP
CUSIP	69420N742
ETF1018E_OCT

PGIM US Large-Cap Buffer 20 ETF - October
TICKER SYMBOL:
PBOC
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - October (the “Fund”) for the period of May 16, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - October	$20	0.43%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher
than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on October 1, 2024 and will end on September 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period October 1, 2024 to October 31, 2024, the SPY had a price return of –0.89%, as compared
to the Fund’s price return
of –0.31%.
■
Large-cap stocks were generally supported in October 2024 by positive US economic data, positive guidance from the Fed, and a China stimulus announcement. However, concerns regarding approaching US elections and an upcoming Fed meeting, along with rising US Treasury yields and persistent US dollar strength, drove a significant market sell-off in late October, led by technology-related shares.
ETF1019E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 16, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.10% (5/16/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the
Index
are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 6,245,910
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,629
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.7%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – October to PGIM S&P 500
Buffer 20 ETF – October and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning
the
QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - October

TICKER SYMBOL	PBOC
CUSIP	69420N775
ETF1019E_OCT

PGIM US Large-Cap Buffer 12 ETF - November
TICKER SYMBOL:
NOVP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - November (the “Fund”) for the
period of May 21, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - November	$20	0.43%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 22, 2024 and ended on October 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 22, 2024 to October 31, 2024, the SPY had a price return of 7.32%, as compared to the Fund’s price return of
6.40%. The current target outcome period began on November 1, 2024 and will end on October 31, 2025.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_NOV

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 21, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.22% (5/21/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,655,135
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,058
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(3.1)%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – November to PGIM S&P 500
Buffer 12 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - November

TICKER SYMBOL	NOVP
CUSIP	69420N734
ETF1018E_NOV

PGIM US Large-Cap Buffer 20 ETF - November
TICKER SYMBOL:
PBNV
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - November (the “Fund”) for the
period of May 21, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - November	$21	0.45%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The prior target outcome period began on May 22, 2024 and ended on October 31, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 22, 2024 to October 31, 2024, the SPY had a price return of 7.32%, as compared to the Fund’s price return of
5.33%. The current target outcome period began on November 1, 2024 and will end on October 31, 2025.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_NOV

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 21, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.28% (5/21/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Incepti
o
n returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,368,405
Number of fund holdings	5
Total advisory fees paid for the year	$ 11,985
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	100.6%
Affiliated Mutual Fund - Short-Term Investment	2.3%
Options Written	(3.1)%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025, the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – November to PGIM S&P 500 Buffer 20 ETF – November and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - November

TICKER SYMBOL	PBNV
CUSIP	69420N767
ETF1019E_NOV

PGIM US Large-Cap Buffer 12 ETF - December
TICKER SYMBOL:
DECP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
T
his annual shareholder report contains important information about the PGIM US Large-Cap Buffer 12 ETF - December (the “Fund”) for the
period of May 23, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 12 ETF - December	$20	0.45%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors, like changes in volatility or interest rates, can impact the value of the FLEX
Options. For the period May 24, 2024 to October 31, 2024, the SPY had a price return of 8.11%, as compared to the Fund’s price return of 5.37%.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recession fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1018E_DEC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 23, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	5.46% (5/23/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of ret
urns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 7,118,397
Number of fund holdings	5
Total advisory fees paid for the year	$ 10,754
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(2.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 12 ETF – December to PGIM S&P 500
Buffer 12 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 12 ETF - December

TICKER SYMBOL	DECP
CUSIP	69420N726
ETF1018E_DEC

PGIM US Large-Cap Buffer 20 ETF - December
TICKER SYMBOL:
PBDE
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM US Large-Cap Buffer 20 ETF - December (the “Fund”) for the
period of May 23, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Large-Cap Buffer 20 ETF - December	$20	0.44%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR S&P 500 ETF Trust (SPY) up to a predetermined upside cap, while providing a downside buffer against the first 20% (before fees and expenses) of the SPY’s losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as Flexible Exchange Options
(FLEX Options) on the SPY. The SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500 Index as is practicable.
■
The current target outcome period began on May 24, 2024 and will end on November 29, 2024. Within each target outcome period, Fund performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX
Options. For the period May 24, 2024 to October 31, 2024, the SPY had a price return of 8.11%, as compared to the Fund’s price return of 4.76%.
■
Market performance benefited in late May, June, and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. There was more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1019E_DEC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 23, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.63% (5/23/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception r eturn
s for the Index are measured from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS
A
S OF 10/31/2024?

Fund’s net assets	$ 3,661,998
Number of fund holdings	5
Total advisory fees paid for the year	$ 4,396
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Options Purchased	102.1%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(3.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM US Large-Cap Buffer 20 ETF – December to PGIM S&P 500
Buffer 20 ETF – December and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of
investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Large-Cap Buffer 20 ETF - December

TICKER SYMBOL	PBDE
CUSIP	69420N759
ETF1019E_DEC

PGIM Laddered Fund of Buffer 12 ETF
TICKER SYMBOL:
BUFP
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM Laddered Fund of Buffer 12 ETF (the “Fund”) for the period of
June 11, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Fund of Buffer 12 ETF	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund listed on June 13, 2024. The Fund buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 12% ETFs (January to December) (the Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options (FLEX Options) on the SPDR
S&P 500 ETF Trust (SPY), its performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
For the period June 13, 2024 to October 31, 2024, the SPY had a price return of 5.04%, as compared to the Fund’s price return of 4.71%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over fears regarding the US economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1022E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 11, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	4.60% (6/11/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 24,580,420
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.6%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM Laddered Fund of Buffer 12 ETF to PGIM Laddered S&P 500
Buffer 12 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered Fund of Buffer 12 ETF

TICKER SYMBOL	BUFP
CUSIP	69420N718
ETF1022E

PGIM Laddered Fund of Buffer 20 ETF
TICKER SYMBOL:
PBFR
Listing Exchange:
Cboe BZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the PGIM Laddered Fund of Buffer 20 ETF (the “Fund”) for the period of
June 11, 2024 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Fund of Buffer 20 ETF	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund listed on June 13, 2024. The Fund buys and holds an equal-weighted portfolio of the 12 PGIM Large-Cap Buffer 20% ETFs (January to December) (the Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as Flexible Exchange Options (FLEX Options) on the SPDR
S&P 500 ETF Trust (SPY), its performance is primarily driven by the SPY, although other factors like changes in volatility or interest rates can impact the value of the FLEX Options.
■
For the period June 13, 2024 to October 31, 2024, the SPY had a price return of 5.04%, as compared to the Fund’s price return of 4.50%.
■
Market performance benefited in June and July 2024 as economic data exceeded consensus expectations. Although equities dipped briefly in early August over concerns regarding the US economy’s health, they recovered after US Federal Reserve (Fed) Chair Powell eased concerns about further Fed tightening. This resulted in new highs for large-cap stocks. Markets experienced more volatility in the third quarter of the year, with the largest stocks in the S&P 500 Index pulling back over recessionary fears. However, another pickup in US economic data, positive guidance from the Fed, and a China stimulus announcement helped large-cap stocks regain their positive momentum.
ETF1023E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 11, 2024 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
Since Inception (%)
Net Asset Value (NAV)	3.99% (6/11/2024)
S&P 500 Price Return Index	8.11%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 17,678,221
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds	99.5%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
Effective on or about February 28, 2025,
the Fund’s name will change from PGIM Laddered Fund of Buffer 20 ETF to PGIM Laddered S&P 500
Buffer 20 ETF and corresponding updates will be made to the Fund’s 80% investment policy.
The Fund currently has a policy of investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. The Fund’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered Fund of Buffer 20 ETF

TICKER SYMBOL	PBFR
CUSIP	69420N692
ETF1023E

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Morris L. McNair, III, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal year ended October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $260,000 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

October 31, 2024 is the registrant’s first fiscal year, accordingly, no information is available for a prior period.

(b)	Audit-Related Fees

For the fiscal year ended October 31, 2024: none.

(c)	Tax Fees

For the fiscal year ended October 31, 2024, PwC, the Registrant’s principal accountant, billed the Registrant $156,000 for tax services.

(d)	All Other Fees

For the fiscal year ended October 31, 2024: none.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

Fiscal Year Ended October 31, 2024
4(b)	Not applicable.
4(c)	Not applicable.
4(d)	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2024 was $0.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –

Audit Committee of Listed Registrants – The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Mr. Morris L. McNair, III (chair), Mary Lee Schneider and Thomas M. Turpin.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PGIM ROCK ETF TRUST

PGIM US Large-Cap Buffer 12 ETF - January

PGIM US Large-Cap Buffer 20 ETF - January

PGIM US Large-Cap Buffer 12 ETF - February

PGIM US Large-Cap Buffer 20 ETF - February

PGIM US Large-Cap Buffer 12 ETF - March

PGIM US Large-Cap Buffer 20 ETF - March

PGIM US Large-Cap Buffer 12 ETF - April

PGIM US Large-Cap Buffer 20 ETF - April

PGIM US Large-Cap Buffer 12 ETF - May

PGIM US Large-Cap Buffer 20 ETF - May

PGIM US Large-Cap Buffer 12 ETF - June

PGIM US Large-Cap Buffer 20 ETF - June

PGIM US Large-Cap Buffer 12 ETF - July

PGIM US Large-Cap Buffer 20 ETF - July

PGIM US Large-Cap Buffer 12 ETF - August

PGIM US Large-Cap Buffer 20 ETF - August

PGIM US Large-Cap Buffer 12 ETF - September

PGIM US Large-Cap Buffer 20 ETF - September

PGIM US Large-Cap Buffer 12 ETF - October

PGIM US Large-Cap Buffer 20 ETF - October

PGIM US Large-Cap Buffer 12 ETF - November

PGIM US Large-Cap Buffer 20 ETF - November

PGIM US Large-Cap Buffer 12 ETF - December

PGIM US Large-Cap Buffer 20 ETF - December

PGIM Laddered Fund of Buffer 12 ETF

PGIM Laddered Fund of Buffer 20 ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.0%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $54,795)(wb)	54,795	$54,795

OPTIONS PURCHASED*~ 104.9% (cost $4,494,290)		5,027,526

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $4,549,085)		5,082,321

OPTIONS WRITTEN*~ (6.0)% (premiums received $173,889)		(287,155)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,375,196)		4,795,166
Liabilities in excess of other assets(z) (0.0)%		(566)

NET ASSETS 100.0%		$4,794,600

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75	89	9	$5,009,493
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31	89	9	18,033

Total Options Purchased (cost $ 4,494,290)						$5,027,526

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$549.89	89	9	$(278,441)
SPDR S&P 500 ETF Trust	Put	12/31/24	$418.27	89	9	(8,714)

Total Options Written (premiums received $ 173,889)						$(287,155)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$54,795	$—	$—
Options Purchased	—	5,027,526	—

Total	$54,795	$5,027,526	$—

Liabilities
Options Written	$—	$(287,155)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 3

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	104.9%
Affiliated Mutual Fund	1.1

106.0
Options Written	(6.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,027,526	Options written outstanding, at value	$287,155

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$533,236	$(113,266)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,635,349
Options Written (2)	14,700

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 5

PGIM US Large-Cap Buffer 12 ETF - January

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $4,494,290)	$5,027,526
Affiliated investments (cost $54,795)	54,795
Dividends receivable	210

Total Assets	5,082,531

Liabilities

Options written outstanding, at value (premiums received $173,889)	287,155
Management fee payable	776

Total Liabilities	287,931

Net Assets	$4,794,600

Net assets were comprised of:
Common stock, at par	$170
Paid-in capital in excess of par	4,380,892
Total distributable earnings (loss)	413,538

Net assets, October 31, 2024	$4,794,600

Net asset value, offering price and redemption price per share, ($4,794,600 ÷ 170,000 shares of common stock issued and outstanding)	$28.20

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Statement of Operations

For the Period December 29, 2023* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,503

Expenses
Management fee	15,127
Less: Fee waiver and/or expense reimbursement	(7,192)

Net expenses	7,935

Net investment income (loss)	(6,432)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	533,236
Options written	(113,266)

Net gain (loss) on investment transactions	419,970

Net Increase (Decrease) In Net Assets Resulting From Operations	$413,538

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 7

PGIM US Large-Cap Buffer 12 ETF – January

Statement of Changes in Net Assets

December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,432)
Net change in unrealized appreciation (depreciation) on investments	419,970

Net increase (decrease) in net assets resulting from operations	413,538

Fund share transactions
Net proceeds from shares sold (166,000 shares)	4,281,062

Total increase (decrease)	4,694,600

Net Assets:
Beginning of period (4,000 shares)	100,000

End of period	$4,794,600

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - January

Financial Highlights

	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.25
Total from investment operations	3.20
Net asset value, end of period	$28.20
Total Return(c):	12.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,795
Average net assets (000)	$3,607
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.26	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.21	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 9

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.7%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $43,320)(wb)	43,320	$43,320

OPTIONS PURCHASED*~ 107.5% (cost $3,399,445)		3,841,256

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.7% (cost $3,442,765)		3,884,576

OPTIONS WRITTEN*~ (8.7)% (premiums received $142,322)		(310,429)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,300,443)		3,574,147
Liabilities in excess of other assets(z) (0.0)%		(158)

NET ASSETS 100.0%		$3,573,989

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$ 4.75	68	7	$3,827,478
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31	68	7	13,778

Total Options Purchased (cost $3,399,445)						$3,841,256

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$533.16	68	7	$(305,843)
SPDR S&P 500 ETF Trust	Put	12/31/24	$380.25	68	7	(4,586)

Total Options Written (premiums received $142,322)						$(310,429)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$43,320	$—	$—
Options Purchased	—	3,841,256	—

Total	$43,320	$3,841,256	$—

Liabilities
Options Written	$—	$(310,429)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 11

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	107.5%
Affiliated Mutual Fund	1.2

108.7
Options Written	(8.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,841,256	Options written outstanding, at value	$310,429

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$441,811	$(168,107)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities	*
Options Purchased (1)	$2,962,263
Options Written (2)	12,000

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 13

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,399,445)	$3,841,256
Affiliated investments (cost $43,320)	43,320
Dividends receivable	184

Total Assets	3,884,760

Liabilities
Options written outstanding, at value (premiums received $142,322)	310,429
Management fee payable	342

Total Liabilities	310,771

Net Assets	$3,573,989

Net assets were comprised of:
Common stock, at par	$130
Paid-in capital in excess of par	3,304,044
Total distributable earnings (loss)	269,815

Net assets, October 31, 2024	$3,573,989

Net asset value, offering price and redemption price per share, ($3,573,989 ÷ 130,001 shares of common stock issued and outstanding)	$27.49

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Operations

For the Period December 29, 2023* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$2,061

Expenses
Management fee	12,386
Less: Fee waiver and/or expense reimbursement	(6,436)

Net expenses	5,950

Net investment income (loss)	(3,889)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	441,811
Options written	(168,107)

Net gain (loss) on investment transactions	273,704

Net Increase (Decrease) In Net Assets Resulting From Operations	$269,815

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 15

PGIM US Large-Cap Buffer 20 ETF - January

Statement of Changes in Net Assets

December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,889)
Net change in unrealized appreciation (depreciation) on investments	273,704

Net increase (decrease) in net assets resulting from operations	269,815

Fund share transactions
Net proceeds from shares sold (130,001 shares)	3,304,174

Total increase (decrease)	3,573,989

Net Assets:

Beginning of period	—

End of period	$3,573,989

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - January

Financial Highlights

	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	2.52
Total from investment operations	2.49
Net asset value, end of period	$27.49
Total Return(c):	9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,574
Average net assets (000)	$2,953
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.24	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.16	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 17

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.3%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $64,391)(wb)	64,391	$64,391

OPTIONS PURCHASED*~ 105.1% (cost $5,052,840)		5,550,941

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.3% (cost $5,117,231)		5,615,332

OPTIONS WRITTEN*~ (6.3)% (premiums received $215,196)		(330,034)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,902,035)		5,285,298
Liabilities in excess of other assets(z) (0.0)%		(707)

NET ASSETS 100.0%		$5,284,591

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83	98	10	$5,516,759
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88	98	10	34,182

Total Options Purchased (cost $5,052,840)						$5,550,941

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$555.31	98	10	$(311,056)
SPDR S&P 500 ETF Trust	Put	01/31/25	$424.93	98	10	(18,978)

Total Options Written (premiums received $215,196)						$(330,034)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$64,391	$—	$—
Options Purchased	—	5,550,941	—

Total	$64,391	$5,550,941	$—

Liabilities
Options Written	$—	$(330,034)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 19

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	105.1%
Affiliated Mutual Fund	1.2

106.3
Options Written	(6.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,550,941	Options written outstanding, at value	$330,034

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$498,101	$(114,838)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,803,540
Options Written (2)	15,000

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 21

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $5,052,840)	$5,550,941
Affiliated investments (cost $64,391)	64,391
Dividends receivable	242

Total Assets	5,615,574

Liabilities
Options written outstanding, at value (premiums received $215,196)	330,034
Management fee payable	949

Total Liabilities	330,983

Net Assets	$5,284,591

Net assets were comprised of:
Common stock, at par	$190
Paid-in capital in excess of par	4,908,937
Total distributable earnings (loss)	375,464

Net assets, October 31, 2024	$5,284,591

Net asset value, offering price and redemption price per share, ($5,284,591 ÷ 190,401 shares of common stock issued and outstanding)	$27.76

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Operations

For the Period January 31, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,461

Expenses
Management fee	15,131
Less: Fee waiver and/or expense reimbursement	(5,871)

Net expenses	9,260

Net investment income (loss)	(7,799)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	498,101
Options written	(114,838)

Net gain (loss) on investment transactions	383,263

Net Increase (Decrease) In Net Assets Resulting From Operations	$375,464

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 23

PGIM US Large-Cap Buffer 12 ETF - February

Statement of Changes in Net Assets

January 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,799)
Net change in unrealized appreciation (depreciation) on investments	383,263

Net increase (decrease) in net assets resulting from operations	375,464

Fund share transactions
Net proceeds from shares sold (190,401 shares)	4,909,127

Total increase (decrease)	5,284,591

Net Assets:

Beginning of period	—

End of period	$5,284,591

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - February

Financial Highlights

	January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.81
Total from investment operations	2.76
Net asset value, end of period	$27.76
Total Return(c):	11.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,285
Average net assets (000)	$4,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.31	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.26	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 25

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.4%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $42,753)(wb)	42,753	$42,753

OPTIONS PURCHASED*~ 107.5% (cost $4,469,217)		4,984,518

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.4% (cost $4,511,970)		5,027,271

OPTIONS WRITTEN*~ (8.4)% (premiums received $192,193)		(390,593)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,319,777)		4,636,678
Liabilities in excess of other assets(z) (0.0)%		(566)

NET ASSETS 100.0%		$4,636,112

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83	88	9	$4,953,824
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88	88	9	30,694

Total Options Purchased (cost $4,469,217)						$4,984,518

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$540.68	88	9	$(379,470)
SPDR S&P 500 ETF Trust	Put	01/31/25	$386.30	88	9	(11,123)

Total Options Written (premiums received $192,193)						$(390,593)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$42,753	$—	$—
Options Purchased	—	4,984,518	—

Total	$42,753	$4,984,518	$—

Liabilities
Options Written	$—	$(390,593)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 27

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	107.5%
Affiliated Mutual Fund	0.9

108.4
Options Written	(8.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,984,518	Options written outstanding, at value	$390,593

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$515,301	$(198,400)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,565,521
Options Written (2)	14,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 29

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $4,469,217)	$4,984,518
Affiliated investments (cost $42,753)	42,753
Dividends receivable	181

Total Assets	5,027,452

Liabilities

Options written outstanding, at value (premiums received $192,193)	390,593
Management fee payable	747

Total Liabilities	391,340

Net Assets	$4,636,112

Net assets were comprised of:
Common stock, at par	$170
Paid-in capital in excess of par	4,325,600
Total distributable earnings (loss)	310,342

Net assets, October 31, 2024	$4,636,112

Net asset value, offering price and redemption price per share, ($4,636,112 ÷ 170,401 shares of common stock issued and outstanding)	$27.21

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Operations

For the Period January 31, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$2,045

Expenses
Management fee	14,669
Less: Fee waiver and/or expense reimbursement	(6,065)

Net expenses	8,604

Net investment income (loss)	(6,559)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	515,301
Options written	(198,400)

Net gain (loss) on investment transactions	316,901

Net Increase (Decrease) In Net Assets Resulting From Operations	$310,342

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 31

PGIM US Large-Cap Buffer 20 ETF - February

Statement of Changes in Net Assets

January 31, 2024*

through

October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,559)
Net change in unrealized appreciation (depreciation) on investments	316,901

Net increase (decrease) in net assets resulting from operations	310,342

Fund share transactions
Net proceeds from shares sold (170,401 shares)	4,325,770

Total increase (decrease)	4,636,112

Net Assets:
Beginning of period	—

End of period	$4,636,112

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - February

Financial Highlights

	January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.25
Total from investment operations	2.21
Net asset value, end of period	$27.21
Total Return(c):	8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,636
Average net assets (000)	$3,919
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.29	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.22	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 33

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.1%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $65,427)(wb)	65,427	$65,427

OPTIONS PURCHASED*~ 101.8% (cost $4,644,772)		5,013,849

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $4,710,199)		5,079,276

OPTIONS WRITTEN*~ (3.1)% (premiums received $147,980)		(152,614)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,562,219)		4,926,662
Liabilities in excess of other assets(z) (0.0)%		(600)

NET ASSETS 100.0%		$4,926,062

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08	88	9	$4,955,587
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08	88	9	58,262

Total Options Purchased (cost $4,644,772)						$5,013,849

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$588.41	88	9	$(126,728)
SPDR S&P 500 ETF Trust	Put	02/28/25	$447.11	88	9	(25,886)

Total Options Written (premiums received $147,980)						$(152,614)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$65,427	$—	$—
Options Purchased	—	5,013,849	—

Total	$65,427	$5,013,849	$—

Liabilities
Options Written	$—	$(152,614)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 35

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	101.8%
Affiliated Mutual Fund	1.3

103.1
Options Written	(3.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,013,849	Options written outstanding, at value	$152,614

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$369,077	$(4,634)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,297,315
Options Written (2)	16,333

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 37

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $4,644,772)	$5,013,849
Affiliated investments (cost $65,427)	65,427
Dividends receivable	278

Total Assets	5,079,554

Liabilities

Options written outstanding, at value (premiums received $147,980)	152,614
Management fee payable	878

Total Liabilities	153,492

Net Assets	$4,926,062

Net assets were comprised of:
Common stock, at par	$180
Paid-in capital in excess of par	4,568,712
Total distributable earnings (loss)	357,170

Net assets, October 31, 2024	$4,926,062

Net asset value, offering price and redemption price per share, ($4,926,062 ÷ 180,001 shares of common stock issued and outstanding)	$27.37

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Operations

For the Period February 29, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,772

Expenses
Management fee	13,849
Less: Fee waiver and/or expense reimbursement	(4,804)

Net expenses	9,045

Net investment income (loss)	(7,273)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	369,077
Options written	(4,634)

Net gain (loss) on investment transactions	364,443

Net Increase (Decrease) In Net Assets Resulting From Operations	$357,170

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 39

PGIM US Large-Cap Buffer 12 ETF - March

Statement of Changes in Net Assets

February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,273)
Net change in unrealized appreciation (depreciation) on investments	364,443

Net increase (decrease) in net assets resulting from operations	357,170

Fund share transactions
Net proceeds from shares sold (180,001 shares)	4,568,892

Total increase (decrease)	4,926,062

Net Assets:
Beginning of period	—

End of period	$4,926,062

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - March

Financial Highlights

	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.42
Total from investment operations	2.37
Net asset value, end of period	$27.37
Total Return(c):	9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,926
Average net assets (000)	$4,137
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.26	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 41

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.7%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $53,748)(wb)	53,748	$53,748

OPTIONS PURCHASED*~ 103.8% (cost $5,688,280)		6,153,360

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $5,742,028)		6,207,108

OPTIONS WRITTEN*~ (4.7)% (premiums received $195,928)		(276,772)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,546,100)		5,930,336
Liabilities in excess of other assets(z) (0.0)%		(1,070)

NET ASSETS 100.0%		$5,929,266

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08	108	11	$6,081,857
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08	108	11	71,503

Total Options Purchased (cost $5,688,280)						$6,153,360

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$572.35	108	11	$(256,388)
SPDR S&P 500 ETF Trust	Put	02/28/25	$406.46	108	11	(20,384)

Total Options Written (premiums received $195,928)						$(276,772)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$53,748	$—	$—
Options Purchased	—	6,153,360	—

Total	$53,748	$6,153,360	$—

Liabilities
Options Written	$—	$(276,772)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 43

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.8%
Affiliated Mutual Fund	0.9

104.7
Options Written	(4.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$6,153,360	Options written outstanding, at value	$276,772

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$465,080	$(80,844)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$5,227,449
Options Written (2)	19,933

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 45

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $5,688,280)	$6,153,360
Affiliated investments (cost $53,748)	53,748
Dividends receivable	230

Total Assets	6,207,338

Liabilities

Options written outstanding, at value (premiums received $195,928)	276,772
Management fee payable	1,300

Total Liabilities	278,072

Net Assets	$5,929,266

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,554,653
Total distributable earnings (loss)	374,393

Net assets, October 31, 2024	$5,929,266

Net asset value, offering price and redemption price per share, ($5,929,266 ÷ 220,001 shares of common stock issued and outstanding)	$26.95

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Operations

For the Period February 29, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$ 2,053

Expenses
Management fee	16,877
Less: Fee waiver and/or expense reimbursement	(4,981)

Net expenses	11,896

Net investment income (loss)	(9,843)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	465,080
Options written	(80,844)

Net gain (loss) on investment transactions	384,236

Net Increase (Decrease) In Net Assets Resulting From Operations	$374,393

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 47

PGIM US Large-Cap Buffer 20 ETF - March

Statement of Changes in Net Assets

February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,843)
Net change in unrealized appreciation (depreciation) on investments	384,236

Net increase (decrease) in net assets resulting from operations	374,393

Fund share transactions
Net proceeds from shares sold (220,001 shares)	5,554,873

Total increase (decrease)	5,929,266

Net Assets:
Beginning of period	—

End of period	$5,929,266

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - March

Financial Highlights

	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.00
Total from investment operations	1.95
Net asset value, end of period	$26.95
Total Return(c):	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,929
Average net assets (000)	$5,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.29	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 49

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.3%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $47,977)(wb)	47,977	$47,977

OPTIONS PURCHASED*~ 101.5%
(cost $5,664,168)		6,005,041

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3%
(cost $5,712,145)		6,053,018

OPTIONS WRITTEN*~ (2.3)%
(premiums received $170,902)		(135,978)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $5,541,243)		5,917,040
Liabilities in excess of other assets(z) (0.0)%		(895)

NET ASSETS 100.0%		$5,916,145

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23	105	11	$5,899,632
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07	105	11	105,409

Total Options Purchased (cost $ 5,664,168)						$6,005,041

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$608.54	105	11	$(89,792)
SPDR S&P 500 ETF Trust	Put	03/31/25	$460.30	105	11	(46,186)

Total Options Written (premiums received $170,902)						$(135,978)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$47,977	$—	$—
Options Purchased	—	6,005,041	—

Total	$47,977	$6,005,041	$—

Liabilities
Options Written	$—	$(135,978)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 51

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	101.5%
Affiliated Mutual Fund	0.8

102.3
Options Written	(2.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,005,041	Options written outstanding, at value	$135,978

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$340,873	$34,924

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,854,630
Options Written (2)	18,133

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 53

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $5,664,168)	$6,005,041
Affiliated investments (cost $47,977)	47,977
Dividends receivable	266

Total Assets	6,053,284

Liabilities

Options written outstanding, at value (premiums received $170,902)	135,978
Management fee payable	1,161

Total Liabilities	137,139

Net Assets	$5,916,145

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,548,362
Total distributable earnings (loss)	367,563

Net assets, October 31, 2024	$5,916,145

Net asset value, offering price and redemption price per share, ($5,916,145 ÷ 220,001 shares of common stock issued and outstanding)	$26.89

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Operations

For the Period March 28, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,676

Expenses
Management fee	13,681
Less: Fee waiver and/or expense reimbursement	(3,771)

Net expenses	9,910

Net investment income (loss)	(8,234)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	340,873
Options written	34,924

Net gain (loss) on investment transactions	375,797

Net Increase (Decrease) In Net Assets Resulting From Operations	$367,563

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 55

PGIM US Large-Cap Buffer 12 ETF - April

Statement of Changes in Net Assets

March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(8,234)

Net change in unrealized appreciation (depreciation) on investments	375,797

Net increase (decrease) in net assets resulting from operations	367,563

Fund share transactions

Net proceeds from shares sold (220,001 shares)	5,548,582

Total increase (decrease)	5,916,145

Net Assets:

Beginning of period	—

End of period	$5,916,145

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - April

Financial Highlights

	March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.94
Total from investment operations	1.89
Net asset value, end of period	$26.89
Total Return(c):	7.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,916
Average net assets (000)	$4,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.36	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.30	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 57

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.3%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $63,494)(wb)	63,494	$63,494

OPTIONS PURCHASED*~ 102.4%
(cost $6,638,601)		7,091,667

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3%
(cost $6,702,095)		7,155,161

OPTIONS WRITTEN*~ (3.3)%
(premiums received $199,737)		(226,541)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $6,502,358)		6,928,620
Liabilities in excess of other assets(z) (0.0)%		(1,458)

NET ASSETS 100.0%		$6,927,162

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23	124	12	$6,967,184
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07	124	12	124,483

Total Options Purchased (cost $6,638,601)						$7,091,667

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$591.64	124	12	$(192,695)
SPDR S&P 500 ETF Trust	Put	03/31/25	$418.46	124	12	(33,846)

Total Options Written (premiums received $199,737)						$(226,541)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$63,494	$—	$—
Options Purchased	—	7,091,667	—

Total	$63,494	$7,091,667	$—

Liabilities
Options Written	$—	$(226,541)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 59

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.4%
Affiliated Mutual Fund	0.9

103.3
Options Written	(3.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$7,091,667	Options written outstanding, at value	$226,541

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$453,066	$(26,804)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$6,033,123
Options Written (2)	22,600

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 61

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $6,638,601)	$7,091,667
Affiliated investments (cost $63,494)	63,494
Dividends receivable	272

Total Assets	7,155,433

Liabilities

Options written outstanding, at value (premiums received $199,737)	226,541
Management fee payable	1,730

Total Liabilities	228,271

Net Assets	$6,927,162

Net assets were comprised of:
Common stock, at par	$260
Paid-in capital in excess of par	6,512,438
Total distributable earnings (loss)	414,464

Net assets, October 31, 2024	$6,927,162

Net asset value, offering price and redemption price per share, ($6,927,162 ÷ 260,001 shares of common stock issued and outstanding)	$26.64

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Operations

For the Period March 28, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$2,025

Expenses
Management fee	17,651
Less: Fee waiver and/or expense reimbursement	(3,828)

Net expenses	13,823

Net investment income (loss)	(11,798)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	453,066
Options written	(26,804)

Net gain (loss) on investment transactions	426,262

Net Increase (Decrease) In Net Assets Resulting From Operations	$414,464

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 63

PGIM US Large-Cap Buffer 20 ETF - April

Statement of Changes in Net Assets

March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(11,798)

Net change in unrealized appreciation (depreciation) on investments	426,262

Net increase (decrease) in net assets resulting from operations	414,464

Fund share transactions

Net proceeds from shares sold (260,001 shares)	6,512,698

Total increase (decrease)	6,927,162

Net Assets:

Beginning of period	—

End of period	$6,927,162

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - April

Financial Highlights

	March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.69
Total from investment operations	1.64
Net asset value, end of period	$26.64
Total Return(c):	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,927
Average net assets (000)	$5,954
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.33	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 65

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.8%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $63,872)(wb)	63,872	$63,872

OPTIONS PURCHASED*~ 103.3%
(cost $3,939,701)		4,223,885

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8%
(cost $4,003,573)		4,287,757

OPTIONS WRITTEN*~ (4.8)%
(premiums received $152,693)		(197,821)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $3,850,880)		4,089,936
Liabilities in excess of other assets(z) (0.0)%		(316)

NET ASSETS 100.0%		$4,089,620

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02	74	7	$4,159,959
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98	74	7	63,926

Total Options Purchased (cost $3,939,701)						$4,223,885

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$584.61	74	7	$(167,193)
SPDR S&P 500 ETF Trust	Put	04/30/25	$441.74	74	7	(30,628)

Total Options Written (premiums received $152,693)						$(197,821)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$63,872	$—	$—
Options Purchased	—	4,223,885	—

Total	$63,872	$4,223,885	$—

Liabilities
Options Written	$—	$(197,821)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 67

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	1.5

104.8
Options Written	(4.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,223,885	Options written outstanding, at value	$197,821

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$284,184	$(45,128)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,101,716
Options Written (2)	11,800

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 69

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $3,939,701)	$4,223,885
Affiliated investments (cost $63,872)	63,872
Dividends receivable	269

Total Assets	4,288,026

Liabilities

Options written outstanding, at value (premiums received $152,693)	197,821
Management fee payable	585

Total Liabilities	198,406

Net Assets	$4,089,620

Net assets were comprised of:
Common stock, at par	$150
Paid-in capital in excess of par	3,854,724
Total distributable earnings (loss)	234,746

Net assets, October 31, 2024	$4,089,620

Net asset value, offering price and redemption price per share, ($4,089,620 ÷ 150,001 shares of common stock issued and outstanding)	$27.26

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Operations

For the Period April 30, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,710

Expenses
Management fee	8,048
Less: Fee waiver and/or expense reimbursement	(2,028)

Net expenses	6,020

Net investment income (loss)	(4,310)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	284,184
Options written	(45,128)

Net gain (loss) on investment transactions	239,056

Net Increase (Decrease) In Net Assets Resulting From Operations	$234,746

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 71

PGIM US Large-Cap Buffer 12 ETF - May

Statement of Changes in Net Assets

April 30, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(4,310)

Net change in unrealized appreciation (depreciation) on investments	239,056

Net increase (decrease) in net assets resulting from operations	234,746

Fund share transactions

Net proceeds from shares sold (150,001 shares)	3,854,874

Total increase (decrease)	4,089,620

Net Assets:

Beginning of period	—

End of period	$4,089,620

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - May

Financial Highlights

	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.30
Total from investment operations	2.26
Net asset value, end of period	$27.26
Total Return(c):	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,090
Average net assets (000)	$3,202
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.37	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.27	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 73

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.5%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $69,436)(wb)	69,436	$69,436

OPTIONS PURCHASED*~ 105.2% (cost $4,916,978)		5,365,476

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.5% (cost $4,986,414)		5,434,912

OPTIONS WRITTEN*~ (6.5)% (premiums received $187,032)		(333,091)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,799,382)		5,101,821
Liabilities in excess of other assets(z) (0.0)%		(654)

NET ASSETS 100.0%		$5,101,167

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$ 5.02	94	9	$5,284,273
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98	94	9	81,203

Total Options Purchased (cost $4,916,978)						$5,365,476

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$568.44	94	9	$(307,727)
SPDR S&P 500 ETF Trust	Put	04/30/25	$401.58	94	9	(25,364)

Total Options Written (premiums received $187,032)						$(333,091)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$69,436	$—	$—
Options Purchased	—	5,365,476	—

Total	$69,436	$5,365,476	$—

Liabilities
Options Written	$—	$(333,091)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 75

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	105.2%
Affiliated Mutual Fund	1.3

106.5
Options Written	(6.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,365,476	Options written outstanding, at value	$333,091

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$448,498	$(146,059)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,945,615
Options Written (2)	15,133

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 77

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $4,916,978)	$5,365,476
Affiliated investments (cost $69,436)	69,436
Dividends receivable	293

Total Assets	5,435,205

Liabilities

Options written outstanding, at value (premiums received $187,032)	333,091
Management fee payable	947

Total Liabilities	334,038

Net Assets	$5,101,167

Net assets were comprised of:
Common stock, at par	$190
Paid-in capital in excess of par	4,805,844
Total distributable earnings (loss)	295,133

Net assets, October 31, 2024	$5,101,167

Net asset value, offering price and redemption price per share, ($5,101,167 ÷ 190,001 shares of common stock issued and outstanding)	$26.85

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Operations

For the Period April 30, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,924

Expenses
Management fee	11,771
Less: Fee waiver and/or expense reimbursement	(2,541)

Net expenses	9,230

Net investment income (loss)	(7,306)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	448,498
Options written	(146,059)

Net gain (loss) on investment transactions	302,439

Net Increase (Decrease) In Net Assets Resulting From Operations	$295,133

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 79

PGIM US Large-Cap Buffer 20 ETF - May

Statement of Changes in Net Assets

April 30, 2024*

through

October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,306)
Net change in unrealized appreciation (depreciation) on investments	302,439

Net increase (decrease) in net assets resulting from operations	295,133

Fund share transactions
Net proceeds from shares sold (190,001 shares)	4,806,034

Total increase (decrease)	5,101,167

Net Assets:
Beginning of period	—

End of period	$5,101,167

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - May

Financial Highlights

	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.89
Total from investment operations	1.85
Net asset value, end of period	$26.85
Total Return(c):	7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,101
Average net assets (000)	$4,683
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.31	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 81

PGIM US Large-Cap Buffer 12 ETF - June

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.7%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $68,481)(wb)	68,481	$68,481

OPTIONS PURCHASED*~ 103.0% (cost $9,332,263)		9,836,247

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $9,400,744)		9,904,728

OPTIONS WRITTEN*~ (3.7)% (premiums received $304,190)		(354,190)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,096,554)		9,550,538
Liabilities in excess of other assets(z) (0.0)%		(2,428)

NET ASSETS 100.0%		$9,548,110

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27	171	17	$9,611,192
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37	171	17	225,055

Total Options Purchased (cost $9,332,263)						$9,836,247

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$606.74	171	17	$(249,969)
SPDR S&P 500 ETF Trust	Put	05/30/25	$464.09	171	17	(104,221)

Total Options Written (premiums received $304,190)						$(354,190)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$68,481	$—	$—
Options Purchased	—	9,836,247	—

Total	$68,481	$9,836,247	$—

Liabilities
Options Written	$—	$(354,190)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 83

PGIM US Large-Cap Buffer 12 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	0.7

103.7
Options Written	(3.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$9,836,247	Options written outstanding, at value	$354,190

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$503,984	$(50,000)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$9,076,294
Options Written (2)	33,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 85

PGIM US Large-Cap Buffer 12 ETF - June

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $9,332,263)	$9,836,247
Affiliated investments (cost $68,481)	68,481
Dividends receivable	315

Total Assets	9,905,043

Liabilities

Options written outstanding, at value (premiums received $304,190)	354,190
Management fee payable	2,743

Total Liabilities	356,933

Net Assets	$9,548,110

Net assets were comprised of:
Common stock, at par	$360
Paid-in capital in excess of par	9,108,956
Total distributable earnings (loss)	438,794

Net assets, October 31, 2024	$9,548,110

Net asset value, offering price and redemption price per share, ($9,548,110 ÷ 360,401 shares of common stock issued and outstanding)	$26.49

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - June

Statement of Operations

For the Period May 31, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,328

Expenses
Management fee	17,808
Less: Fee waiver and/or expense reimbursement	(1,290)

Net expenses	16,518

Net investment income (loss)	(15,190)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	503,984
Options written	(50,000)

Net gain (loss) on investment transactions	453,984

Net Increase (Decrease) In Net Assets Resulting From Operations	$438,794

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 87

PGIM US Large-Cap Buffer 12 ETF - June

Statement of Changes in Net Assets

May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(15,190)
Net change in unrealized appreciation (depreciation) on investments	453,984

Net increase (decrease) in net assets resulting from operations	438,794

Fund share transactions
Net proceeds from shares sold (360,401 shares)	9,109,316

Total increase (decrease)	9,548,110

Net Assets:
Beginning of period	—

End of period	$9,548,110

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - June

Financial Highlights

	May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.54
Total from investment operations	1.49
Net asset value, end of period	$26.49
Total Return(c):	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,548
Average net assets (000)	$8,519
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.43	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 89

PGIM US Large-Cap Buffer 20 ETF - June

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.6%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $79,878)(wb)	79,878	$79,878

OPTIONS PURCHASED*~ 103.4% (cost $6,703,637)		7,075,195

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.6% (cost $6,783,515)		7,155,073

OPTIONS WRITTEN*~ (4.6)% (premiums received $232,294)		(312,372)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,551,221)		6,842,701
Liabilities in excess of other assets(z) (0.0)%		(1,280)

NET ASSETS 100.0%		$6,841,421

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$ 5.27	123	12	$6,913,313
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37	123	12	161,882

Total Options Purchased (cost $6,703,637)						$7,075,195

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$592.29	123	12	$(265,439)
SPDR S&P 500 ETF Trust	Put	05/30/25	$421.90	123	12	(46,933)

Total Options Written (premiums received $232,294)						$(312,372)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$79,878	$—	$—
Options Purchased	—	7,075,195	—

Total	$79,878	$7,075,195	$—

Liabilities
Options Written	$—	$(312,372)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 91

PGIM US Large-Cap Buffer 20 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.4%
Affiliated Mutual Fund	1.2

104.6
Options Written	(4.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$7,075,195	Options written outstanding, at value	$312,372

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - June

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$371,558	$(80,078)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,703,637
Options Written (2)	24,600

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 93

PGIM US Large-Cap Buffer 20 ETF - June

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $6,703,637)	$7,075,195
Affiliated investments (cost $79,878)	79,878
Dividends receivable	345

Total Assets	7,155,418

Liabilities
Options written outstanding, at value (premiums received $232,294)	312,372
Management fee payable	1,625

Total Liabilities	313,997

Net Assets	$6,841,421

Net assets were comprised of:
Common stock, at par	$260
Paid-in capital in excess of par	6,559,918
Total distributable earnings (loss)	281,243

Net assets, October 31, 2024	$6,841,421

Net asset value, offering price and redemption price per share, ($6,841,421 ÷ 260,401 shares of common stock issued and outstanding)	$26.27

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - June

Statement of Operations

For the Period May 31, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$ 1,708

Expenses
Management fee	13,229
Less: Fee waiver and/or expense reimbursement	(1,284)

Net expenses	11,945

Net investment income (loss)	(10,237)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	371,558
Options written	(80,078)

Net gain (loss) on investment transactions	291,480

Net Increase (Decrease) In Net Assets Resulting From Operations	$281,243

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 95

PGIM US Large-Cap Buffer 20 ETF - June

Statement of Changes in Net Assets

May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(10,237)

Net change in unrealized appreciation (depreciation) on investments	291,480

Net increase (decrease) in net assets resulting from operations	281,243

Fund share transactions

Net proceeds from shares sold (260,401 shares)	6,560,178

Total increase (decrease)	6,841,421

Net Assets:

Beginning of period	—

End of period	$6,841,421

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - June

Financial Highlights

	May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.31
Total from investment operations	1.27
Net asset value, end of period	$26.27
Total Return(c):	5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,841
Average net assets (000)	$6,329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.39	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 97

PGIM US Large-Cap Buffer 12 ETF - July

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.0%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $59,776)(wb)	59,776	$59,776

OPTIONS PURCHASED*~ 102.2% (cost $7,335,640)		7,579,416

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $7,395,416)		7,639,192

OPTIONS WRITTEN*~ (3.0)% (premiums received $222,833)		(222,429)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,172,583)		7,416,763
Liabilities in excess of other assets(z) (0.0)%		(2,337)

NET ASSETS 100.0%		$7,414,426

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44	131	13	$7,344,203
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22	131	13	235,213

Total Options Purchased (cost $7,335,640)						$7,579,416

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$628.96	131	13	$(112,942)
SPDR S&P 500 ETF Trust	Put	06/30/25	$478.91	131	13	(109,487)

Total Options Written (premiums received $222,833)						$(222,429)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$59,776	$—	$—
Options Purchased	—	7,579,416	—

Total	$59,776	$7,579,416	$—

Liabilities
Options Written	$—	$(222,429)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 99

PGIM US Large-Cap Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.2%
Affiliated Mutual Fund	0.8

103.0
Options Written	(3.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$7,579,416	Options written outstanding, at value	$222,429

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$44,056	$(23,234)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$243,776	$404

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,335,640
Options Written (2)	26,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 101

PGIM US Large-Cap Buffer 12 ETF - July

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $7,335,640)	$7,579,416
Affiliated investments (cost $59,776)	59,776
Dividends receivable	261

Total Assets	7,639,453

Liabilities

Options written outstanding, at value (premiums received $222,833)	222,429
Management fee payable	2,598

Total Liabilities	225,027

Net Assets	$7,414,426

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	7,219,811
Total distributable earnings (loss)	194,335

Net assets, October 31, 2024	$7,414,426

Net asset value, offering price and redemption price per share, ($7,414,426 ÷ 280,001 shares of common stock issued and outstanding)	$26.48

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - July

Statement of Operations

For the Period May 07, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,430

Expenses
Management fee	12,882
Less: Fee waiver and/or expense reimbursement	(898)

Net expenses	11,984

Net investment income (loss)	(10,554)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(17,469)
In-kind redemptions	60,113
Options written transactions	(21,822)

20,822

Net change in unrealized appreciation (depreciation) on:
Investments	243,776
Options written	404

244,180

Net gain (loss) on investment transactions	265,002

Net Increase (Decrease) In Net Assets Resulting From Operations	$254,448

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 103

PGIM US Large-Cap Buffer 12 ETF - July

Statement of Changes in Net Assets

May 07, 2024*

through

October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,554)
Net realized gain (loss) on investment transactions	20,822
Net change in unrealized appreciation (depreciation) on investments	244,180

Net increase (decrease) in net assets resulting from operations	254,448

Fund share transactions
Net proceeds from shares sold (340,001 shares)	8,686,928
Shares redeemed in-kind (60,000 shares)	(1,526,950)

Net increase (decrease) in net assets from Fund share transactions	7,159,978

Total increase (decrease)	7,414,426

Net Assets:
Beginning of period	—

End of period	$7,414,426

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - July

Financial Highlights

	May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.53
Total from investment operations	1.48
Net asset value, end of period	$26.48
Total Return(c):	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,414
Average net assets (000)	$5,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.41	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 105

PGIM US Large-Cap Buffer 20 ETF - July

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.6%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $81,566)(wb)	81,566	$81,566

OPTIONS PURCHASED*~ 102.7% (cost $8,593,793)		8,910,153

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $8,675,359)		8,991,719

OPTIONS WRITTEN*~ (3.6)% (premiums received $272,298)		(311,836)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,403,061)		8,679,883
Liabilities in excess of other assets(z) (0.0)%		(2,808)

NET ASSETS 100.0%		$8,677,075

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44	154	15	$8,633,643
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22	154	15	276,510

Total Options Purchased (cost $8,593,793)						$8,910,153

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$610.13	154	15	$(233,259)
SPDR S&P 500 ETF Trust	Put	06/30/25	$435.38	154	15	(78,577)

Total Options Written (premiums received $272,298)						$(311,836)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$81,566	$—	$—
Options Purchased	—	8,910,153	—

Total	$81,566	$8,910,153	$—

Liabilities
Options Written	$—	$(311,836)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 107

PGIM US Large-Cap Buffer 20 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.7%
Affiliated Mutual Fund	0.9

103.6
Options Written	(3.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,910,153	Options written outstanding, at value	$311,836

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$44,722	$(25,951)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - July

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$316,360	$(39,538)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,456,801
Options Written (2)	30,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 109

PGIM US Large-Cap Buffer 20 ETF - July

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $8,593,793)	$8,910,153
Affiliated investments (cost $81,566)	81,566
Dividends receivable	354

Total Assets	8,992,073

Liabilities

Options written outstanding, at value (premiums received $272,298)	311,836
Management fee payable	3,162

Total Liabilities	314,998

Net Assets	$8,677,075

Net assets were comprised of:
Common stock, at par	$330
Paid-in capital in excess of par	8,450,366
Total distributable earnings (loss)	226,379

Net assets, October 31, 2024	$8,677,075

Net asset value, offering price and redemption price per share, ($8,677,075 ÷ 330,001 shares of common stock issued and outstanding)	$26.29

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - July

Statement of Operations

For the Period May 07, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,670

Expenses
Management fee	14,230
Less: Fee waiver and/or expense reimbursement	(863)

Net expenses	13,367

Net investment income (loss)	(11,697)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(16,767)
In-kind redemptions	57,517
Options written transactions	(21,979)

18,771

Net change in unrealized appreciation (depreciation) on:
Investments	316,360
Options written	(39,538)

276,822

Net gain (loss) on investment transactions	295,593

Net Increase (Decrease) In Net Assets Resulting From Operations	$283,896

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 111

PGIM US Large-Cap Buffer 20 ETF - July

Statement of Changes in Net Assets

May 07, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,697)
Net realized gain (loss) on investment transactions	18,771
Net change in unrealized appreciation (depreciation) on investments	276,822

Net increase (decrease) in net assets resulting from operations	283,896

Fund share transactions
Net proceeds from shares sold (390,001 shares)	9,917,660
Shares redeemed in-kind (60,000 shares)	(1,524,481)

Net increase (decrease) in net assets from Fund share transactions	8,393,179

Total increase (decrease)	8,677,075

Net Assets:

Beginning of period	—

End of period	$8,677,075

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - July

Financial Highlights

	May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.34
Total from investment operations	1.29
Net asset value, end of period	$26.29
Total Return(c):	5.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,677
Average net assets (000)	$5,885
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.41	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 113

PGIM US Large-Cap Buffer 12 ETF - August

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.5%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $56,938)(wb)	56,938	$56,938

OPTIONS PURCHASED*~ 101.9%
(cost $3,686,332)		3,780,495

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5%
(cost $3,743,270)		3,837,433

OPTIONS WRITTEN*~ (3.5)%
(premiums received $129,678)		(127,870)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $3,613,592)		3,709,563
Liabilities in excess of other assets(z) (0.0)%		(773)

NET ASSETS 100.0%		$3,708,790

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51	65	7	$3,646,198
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81	65	7	134,297

Total Options Purchased (cost $3,686,332)						$3,780,495

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$632.22	65	7	$(63,562)
SPDR S&P 500 ETF Trust	Put	07/31/25	$484.71	65	7	(64,308)

Total Options Written (premiums received $129,678)						$(127,870)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$56,938	$—	$—
Options Purchased	—	3,780,495	—

Total	$56,938	$3,780,495	$—

Liabilities
Options Written	$—	$(127,870)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 115

PGIM US Large-Cap Buffer 12 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	101.9%
Affiliated Mutual Fund	1.6

103.5
Options Written	(3.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,780,495	Options written outstanding, at value	$127,870

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$(855)	$35,141

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$94,163	$1,808

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,888,251
Options Written (2)	10,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 117

PGIM US Large-Cap Buffer 12 ETF - August

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $3,686,332)	$3,780,495
Affiliated investments (cost $56,938)	56,938
Dividends receivable	210

Total Assets	3,837,643

Liabilities
Options written outstanding, at value (premiums received $129,678)	127,870
Management fee payable	983

Total Liabilities	128,853

Net Assets	$3,708,790

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,663,409
Total distributable earnings (loss)	45,241

Net assets, October 31, 2024	$3,708,790

Net asset value, offering price and redemption price per share, ($3,708,790 ÷ 140,001 shares of common stock issued and outstanding)	$26.49

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - August

Statement of Operations

For the Period May 09, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,051

Expenses
Management fee	5,562
Less: Fee waiver and/or expense reimbursement	(830)

Net expenses	4,732

Net investment income (loss)	(3,681)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(37,123)
In-kind redemptions	81,334
Options written transactions	(9,926)

34,285

Net change in unrealized appreciation (depreciation) on:
Investments	94,163
Options written	1,808

95,971

Net gain (loss) on investment transactions	130,256

Net Increase (Decrease) In Net Assets Resulting From Operations	$126,575

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 119

PGIM US Large-Cap Buffer 12 ETF - August

Statement of Changes in Net Assets

May 09, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,681)
Net realized gain (loss) on investment transactions	34,285
Net change in unrealized appreciation (depreciation) on investments	95,971

Net increase (decrease) in net assets resulting from operations	126,575

Fund share transactions
Net proceeds from shares sold (220,001 shares)	5,630,953
Shares redeemed in-kind (80,000 shares)	(2,048,738)

Net increase (decrease) in net assets from Fund share transactions	3,582,215

Total increase (decrease)	3,708,790

Net Assets:
Beginning of period	—

End of period	$3,708,790

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - August

Financial Highlights

	May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.53
Total from investment operations	1.49
Net asset value, end of period	$26.49
Total Return(c):	5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,709
Average net assets (000)	$2,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.33	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 121

PGIM US Large-Cap Buffer 20 ETF - August

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.8%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $30,825)(wb)	30,825	$30,825

OPTIONS PURCHASED*~ 103.0% (cost $3,949,535)		4,071,302

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $3,980,360)		4,102,127

OPTIONS WRITTEN*~ (3.8)% (premiums received $135,828)		(149,922)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,844,532)		3,952,205
Liabilities in excess of other assets(z) (0.0)%		(1,039)

NET ASSETS 100.0%		$3,951,166

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$5.51	70	7	$3,926,674
SPDR S&P 500 ETF Trust	Put	07/31/25	$550.81	70	7	144,628

Total Options Purchased (cost $ 3,949,535)						$4,071,302

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/25	$616.14	70	7	$(107,523)
SPDR S&P 500 ETF Trust	Put	07/31/25	$440.65	70	7	(42,399)

Total Options Written (premiums received $ 135,828)						$(149,922)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$30,825	$—	$—
Options Purchased	—	4,071,302	—

Total	$30,825	$4,071,302	$—

Liabilities
Options Written	$—	$(149,922)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 123

PGIM US Large-Cap Buffer 20 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	0.8

103.8
Options Written	(3.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$4,071,302	Options written outstanding, at value	$149,922

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$3,426	$27,138

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - August

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$121,767	$(14,094)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,879,009
Options Written (2)	10,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 125

PGIM US Large-Cap Buffer 20 ETF - August

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $3,949,535)	$4,071,302
Affiliated investments (cost $30,825)	30,825
Dividends receivable	134

Total Assets	4,102,261

Liabilities

Options written outstanding, at value (premiums received $135,828)	149,922
Management fee payable	1,173

Total Liabilities	151,095

Net Assets	$3,951,166

Net assets were comprised of:
Common stock, at par	$150
Paid-in capital in excess of par	3,894,265
Total distributable earnings (loss)	56,751

Net assets, October 31, 2024	$3,951,166

Net asset value, offering price and redemption price per share, ($3,951,166 ÷ 150,001 shares of common stock issued and outstanding)	$26.34

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - August

Statement of Operations

For the Period May 09, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$956

Expenses
Management fee	6,353
Less: Fee waiver and/or expense reimbursement	(812)

Net expenses	5,541

Net investment income (loss)	(4,585)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(34,523)
In-kind redemptions	76,901
Options written transactions	(11,814)

30,564

Net change in unrealized appreciation (depreciation) on:
Investments	121,767
Options written	(14,094)

107,673

Net gain (loss) on investment transactions	138,237

Net Increase (Decrease) In Net Assets Resulting From Operations	$133,652

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 127

PGIM US Large-Cap Buffer 20 ETF - August

Statement of Changes in Net Assets

May 09, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,585)
Net realized gain (loss) on investment transactions	30,564
Net change in unrealized appreciation (depreciation) on investments	107,673

Net increase (decrease) in net assets resulting from operations	133,652

Fund share transactions
Net proceeds from shares sold (220,001 shares)	5,607,217
Shares redeemed in-kind (70,000 shares)	(1,789,703)

Net increase (decrease) in net assets from Fund share transactions	3,817,514

Total increase (decrease)	3,951,166

Net Assets:
Beginning of period	—

End of period	$3,951,166

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - August

Financial Highlights

	May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.38
Total from investment operations	1.34
Net asset value, end of period	$26.34
Total Return(c):	5.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,951
Average net assets (000)	$2,657
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.36	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 129

PGIM US Large-Cap Buffer 12 ETF - September

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.8%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $62,316)(wb)	62,316	$62,316

OPTIONS PURCHASED*~ 102.6% (cost $5,297,346)		5,391,064

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $5,359,662)		5,453,380

OPTIONS WRITTEN*~ (3.8)% (premiums received $194,945)		(200,426)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,164,717)		5,252,954
Liabilities in excess of other assets(z) (0.0)%		(1,444)

NET ASSETS 100.0%		$5,251,510

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64	92	9	$5,163,223
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68	92	9	227,841

Total Options Purchased (cost $5,297,346)						$5,391,064

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$639.21	92	9	$(89,482)
SPDR S&P 500 ETF Trust	Put	08/29/25	$496.04	92	9	(110,944)

Total Options Written (premiums received $194,945)						$(200,426)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$62,316	$—	$—
Options Purchased	—	5,391,064	—

Total	$62,316	$5,391,064	$—

Liabilities
Options Written	$—	$(200,426)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 131

PGIM US Large-Cap Buffer 12 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.6%
Affiliated Mutual Fund	1.2

103.8
Options Written	(3.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,391,064	Options written outstanding, at value	$200,426

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$83,005	$(15,466)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$93,718	$(5,481)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,803,182
Options Written (2)	13,500

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 133

PGIM US Large-Cap Buffer 12 ETF - September

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $5,297,346)	$5,391,064
Affiliated investments (cost $62,316)	62,316
Dividends receivable	216

Total Assets	5,453,596

Liabilities

Options written outstanding, at value (premiums received $194,945)	200,426
Management fee payable	1,660

Total Liabilities	202,086

Net Assets	$5,251,510

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	5,216,972
Total distributable earnings (loss)	34,338

Net assets, October 31, 2024	$5,251,510

Net asset value, offering price and redemption price per share, ($5,251,510 ÷ 200,001 shares of common stock issued and outstanding)	$26.26

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - September

Statement of Operations

For the Period May 14, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$ 668

Expenses
Management fee	6,849
Less: Fee waiver and/or expense reimbursement	(778)

Net expenses	6,071

Net investment income (loss)	(5,403)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(18,132)
In-kind redemptions	116,034
Options written transactions	(30,364)

67,538

Net change in unrealized appreciation (depreciation) on:
Investments	93,718
Options written	(5,481)

88,237

Net gain (loss) on investment transactions	155,775

Net Increase (Decrease) In Net Assets Resulting From Operations	$150,372

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 135

PGIM US Large-Cap Buffer 12 ETF - September

Statement of Changes in Net Assets

May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(5,403)
Net realized gain (loss) on investment transactions	67,538
Net change in unrealized appreciation (depreciation) on investments	88,237

Net increase (decrease) in net assets resulting from operations	150,372

Fund share transactions
Net proceeds from shares sold (290,001 shares)	7,437,889
Shares redeemed in-kind (90,000 shares)	(2,336,751)

Net increase (decrease) in net assets from Fund share transactions	5,101,138

Total increase (decrease)	5,251,510

Net Assets:
Beginning of period	—

End of period	$5,251,510

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - September

Financial Highlights

	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.31
Total from investment operations	1.26
Net asset value, end of period	$26.26
Total Return(c):	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,252
Average net assets (000)	$2,949
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.39	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 137

PGIM US Large-Cap Buffer 20 ETF - September

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $31,413)(wb)	31,413	$31,413

OPTIONS PURCHASED*~ 102.9% (cost $3,151,036)		3,222,919

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $3,182,449)		3,254,332

OPTIONS WRITTEN*~ (3.9)% (premiums received $97,705)		(121,227)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,084,744)		3,133,105
Liabilities in excess of other assets(z) (0.0)%		(690)

NET ASSETS 100.0%		$3,132,415

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64	55	6	$3,086,710
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68	55	6	136,209

Total Options Purchased (cost $3,151,036)						$3,222,919

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$624.05	55	6	$(80,662)
SPDR S&P 500 ETF Trust	Put	08/29/25	$450.94	55	6	(40,565)

Total Options Written (premiums received $97,705)						$(121,227)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$31,413	$—	$—
Options Purchased	—	3,222,919	—

Total	$31,413	$3,222,919	$—

Liabilities
Options Written	$—	$(121,227)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 139

PGIM US Large-Cap Buffer 20 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.9%
Affiliated Mutual Fund	1.0

103.9
Options Written	(3.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,222,919	Options written outstanding, at value	$121,227

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$70,446	$(20,594)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - September

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$71,883	$(23,522)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,458,164
Options Written (2)	8,800

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 141

PGIM US Large-Cap Buffer 20 ETF - September

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $3,151,036)	$3,222,919
Affiliated investments (cost $31,413)	31,413
Dividends receivable	135

Total Assets	3,254,467

Liabilities
Options written outstanding, at value (premiums received $97,705)	121,227
Management fee payable	825

Total Liabilities	122,052

Net Assets	$3,132,415

Net assets were comprised of:
Common stock, at par	$120
Paid-in capital in excess of par	3,134,425
Total distributable earnings (loss)	(2,130)

Net assets, October 31, 2024	$3,132,415

Net asset value, offering price and redemption price per share, ($3,132,415 ÷ 120,001 shares of common stock issued and outstanding)	$26.10

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - September

Statement of Operations

For the Period May 14, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$792

Expenses
Management fee	4,763
Less: Fee waiver and/or expense reimbursement	(742)

Net expenses	4,021

Net investment income (loss)	(3,229)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(17,292)
In-kind redemptions	97,114
Options written transactions	(29,970)

49,852

Net change in unrealized appreciation (depreciation) on:
Investments	71,883
Options written	(23,522)

48,361

Net gain (loss) on investment transactions	98,213

Net Increase (Decrease) In Net Assets Resulting From Operations	$94,984

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 143

PGIM US Large-Cap Buffer 20 ETF - September

Statement of Changes in Net Assets

May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,229)
Net realized gain (loss) on investment transactions	49,852
Net change in unrealized appreciation (depreciation) on investments	48,361

Net increase (decrease) in net assets resulting from operations	94,984

Fund share transactions
Net proceeds from shares sold (190,001 shares)	4,846,032
Shares redeemed in-kind (70,000 shares)	(1,808,601)

Net increase (decrease) in net assets from Fund share transactions	3,037,431

Total increase (decrease)	3,132,415

Net Assets:
Beginning of period	—

End of period	$3,132,415

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - September

Financial Highlights

	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.14
Total from investment operations	1.10
Net asset value, end of period	$26.10
Total Return(c):	4.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,132
Average net assets (000)	$2,051
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.34	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 145

PGIM US Large-Cap Buffer 12 ETF - October

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.0%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $41,898)(wb)	41,898	$41,898

OPTIONS PURCHASED*~ 103.3%
(cost $5,974,607)		5,948,348

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0%
(cost $6,016,505)		5,990,246

OPTIONS WRITTEN*~ (4.0)%
(premiums received $239,776)		(228,200)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $5,776,729)		5,762,046
Liabilities in excess of other assets(z) (0.0)%		(1,192)

NET ASSETS 100.0%		$5,760,854

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74	101	10	$5,652,178
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76	101	10	296,170

Total Options Purchased (cost $5,974,607)						$5,948,348

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$651.22	101	10	$(80,977)
SPDR S&P 500 ETF Trust	Put	09/30/25	$504.91	101	10	(147,223)

Total Options Written (premiums received $239,776)						$(228,200)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$41,898	$—	$—
Options Purchased	—	5,948,348	—

Total	$41,898	$5,948,348	$—

Liabilities
Options Written	$—	$(228,200)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 147

PGIM US Large-Cap Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	0.7

104.0
Options Written	(4.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,948,348	Options written outstanding, at value	$228,200

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$194,497	$(44,160)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(26,259)	$11,576

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,486,982
Options Written (2)	15,700

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 149

PGIM US Large-Cap Buffer 12 ETF - October

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $5,974,607)	$5,948,348
Affiliated investments (cost $41,898)	41,898
Dividends receivable	171

Total Assets	5,990,417

Liabilities

Options written outstanding, at value (premiums received $239,776)	228,200
Management fee payable	1,363

Total Liabilities	229,563

Net Assets	$5,760,854

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,872,508
Total distributable earnings (loss)	(111,874)

Net assets, October 31, 2024	$5,760,854

Net asset value, offering price and redemption price per share, ($5,760,854 ÷ 220,001 shares of common stock issued and outstanding)	$26.19

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - October

Statement of Operations

For the Period May 16, 2024* through October 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,185

Expenses
Management fee	7,630
Less: Fee waiver and/or expense reimbursement	(1,180)

Net expenses	6,450

Net investment income (loss)	(5,265)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(35,846)
In-kind redemptions	242,263
Options written transactions	(56,080)

150,337

Net change in unrealized appreciation (depreciation) on:
Investments	(26,259)
Options written	11,576

(14,683)

Net gain (loss) on investment transactions	135,654

Net Increase (Decrease) In Net Assets Resulting From Operations	$130,389

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 151

PGIM US Large-Cap Buffer 12 ETF - October

Statement of Changes in Net Assets

May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(5,265)

Net realized gain (loss) on investment transactions	150,337

Net change in unrealized appreciation (depreciation) on investments	(14,683)

Net increase (decrease) in net assets resulting from operations	130,389

Fund share transactions

Net proceeds from shares sold (350,001 shares)	9,043,783

Shares redeemed in-kind (130,000 shares)	(3,413,318)

Net increase (decrease) in net assets from Fund share transactions	5,630,465

Total increase (decrease)	5,760,854

Net Assets:

Beginning of period	—

End of period	$5,760,854

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - October

Financial Highlights

	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.23
Total from investment operations	1.19
Net asset value, end of period	$26.19
Total Return(c):	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,761
Average net assets (000)	$3,325
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.35	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 153

PGIM US Large-Cap Buffer 20 ETF - October

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.9%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $73,704)(wb)	73,704	$73,704

OPTIONS PURCHASED*~ 102.7% (cost $6,410,895)		6,419,504

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $6,484,599)		6,493,208

OPTIONS WRITTEN*~ (3.9)% (premiums received $232,858)		(245,637)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,251,741)		6,247,571
Liabilities in excess of other assets(z) (0.0)%		(1,661)

NET ASSETS 100.0%		$6,245,910

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$ 5.74	109	11	$6,099,876
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76	109	11	319,628

Total Options Purchased (cost $6,410,895)						$6,419,504

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$631.71	109	11	$(148,026)
SPDR S&P 500 ETF Trust	Put	09/30/25	$459.01	109	11	(97,611)

Total Options Written (premiums received $232,858)						$(245,637)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$73,704	$—	$—
Options Purchased	—	6,419,504	—

Total	$73,704	$6,419,504	$—

Liabilities
Options Written	$—	$(245,637)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 155

PGIM US Large-Cap Buffer 20 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.7%
Affiliated Mutual Fund	1.2

103.9
Options Written	(3.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,419,504	Options written outstanding, at value	$245,637

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$97,203	$(29,446)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - October

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$8,609	$(12,779)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,096,533
Options Written (2)	14,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 157

PGIM US Large-Cap Buffer 20 ETF - October

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $6,410,895)	$6,419,504
Affiliated investments (cost $73,704)	73,704
Dividends receivable	177

Total Assets	6,493,385

Liabilities

Options written outstanding, at value (premiums received $232,858)	245,637
Management fee payable	1,838

Total Liabilities	247,475

Net Assets	$6,245,910

Net assets were comprised of:
Common stock, at par	$240
Paid-in capital in excess of par	6,303,069
Total distributable earnings (loss)	(57,399)

Net assets, October 31, 2024	$6,245,910

Net asset value, offering price and redemption price per share, ($6,245,910 ÷ 240,001 shares of common stock issued and outstanding)	$26.02

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - October

Statement of Operations

For the Period May 16, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$585

Expenses
Management fee	5,324
Less: Fee waiver and/or expense reimbursement	(695)

Net expenses	4,629

Net investment income (loss)	(4,044)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(14,792)
In-kind redemptions	116,942
Options written transactions	(34,393)

67,757

Net change in unrealized appreciation (depreciation) on:
Investments	8,609
Options written	(12,779)

(4,170)

Net gain (loss) on investment transactions	63,587

Net Increase (Decrease) In Net Assets Resulting From Operations	$59,543

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 159

PGIM US Large-Cap Buffer 20 ETF - October

Statement of Changes in Net Assets

May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,044)
Net realized gain (loss) on investment transactions	67,757
Net change in unrealized appreciation (depreciation) on investments	(4,170)

Net increase (decrease) in net assets resulting from operations	59,543

Fund share transactions
Net proceeds from shares sold (310,001 shares)	8,012,516
Shares redeemed in-kind (70,000 shares)	(1,826,149)

Net increase (decrease) in net assets from Fund share transactions	6,186,367

Total increase (decrease)	6,245,910

Net Assets:
Beginning of period	—

End of period	$6,245,910

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - October

Financial Highlights

	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.07
Total from investment operations	1.02
Net asset value, end of period	$26.02
Total Return(c):	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,246
Average net assets (000)	$2,320
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.38	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 161

PGIM US Large-Cap Buffer 12 ETF - November

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.5%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $22,970)(wb)	22,970	$22,970

OPTIONS PURCHASED*~ 100.6% (cost $2,671,914)		2,671,726

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $2,694,884)		2,694,696

OPTIONS WRITTEN*~ (3.1)% (premiums received $80,907)		(81,098)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.4% (cost $2,613,977)		2,613,598
Other assets in excess of liabilities(z) 1.6%		41,537

NET ASSETS 100.0%		$2,655,135

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$ 5.69	46	5	$2,552,954
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64	46	5	118,772

Total Options Purchased (cost $2,671,914)						$2,671,726

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$648.53	46	5	$(29,302)
SPDR S&P 500 ETF Trust	Put	10/31/25	$500.40	46	5	(51,796)

Total Options Written (premiums received $80,907)						$(81,098)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$22,970	$—	$—
Options Purchased	—	2,671,726	—

Total	$22,970	$2,671,726	$—

Liabilities
Options Written	$—	$(81,098)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 163

PGIM US Large-Cap Buffer 12 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	100.6%
Affiliated Mutual Fund	0.9

101.5
Options Written	(3.1)
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,671,726	Options written outstanding, at value	$81,098

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$79,440	$48,297

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(188)	$(191)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,476,359
Options Written (2)	8,800

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 165

PGIM US Large-Cap Buffer 12 ETF - November

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $2,671,914)	$2,671,726
Affiliated investments (cost $22,970)	22,970
Receivable for investments sold	2,728,558
Dividends receivable	122

Total Assets	5,423,376

Liabilities
Payable for investments purchased	2,686,531
Options written outstanding, at value (premiums received $80,907)	81,098
Management fee payable	612

Total Liabilities	2,768,241

Net Assets	$2,655,135

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,727,317
Total distributable earnings (loss)	(72,282)

Net assets, October 31, 2024	$2,655,135

Net asset value, offering price and redemption price per share, ($2,655,135 ÷ 100,001 shares of common stock issued and outstanding)	$26.55

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - November

Statement of Operations

For the Period May 21, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$914

Expenses
Management fee	4,736
Less: Fee waiver and/or expense reimbursement	(678)

Net expenses	4,058

Net investment income (loss)	(3,144)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(99,471)
In-kind redemptions	196,496
Options written transactions	30,712

127,737

Net change in unrealized appreciation (depreciation) on:
Investments	(188)
Options written	(191)

(379)

Net gain (loss) on investment transactions	127,358

Net Increase (Decrease) In Net Assets Resulting From Operations	$124,214

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 167

PGIM US Large-Cap Buffer 12 ETF - November

Statement of Changes in Net Assets

May 21, 2024*

through

October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,144)
Net realized gain (loss) on investment transactions	127,737
Net change in unrealized appreciation (depreciation) on investments	(379)

Net increase (decrease) in net assets resulting from operations	124,214

Fund share transactions
Net proceeds from shares sold (200,001 shares)	5,185,905

Shares redeemed in-kind (100,000 shares)	(2,654,984)

Net increase (decrease) in net assets from Fund share transactions	2,530,921

Total increase (decrease)	2,655,135

Net Assets:

Beginning of period	—

End of period	$2,655,135

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - November

Financial Highlights

	May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.59
Total from investment operations	1.55
Net asset value, end of period	$26.55
Total Return(c):	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,655
Average net assets (000)	$2,127
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.33	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 169

PGIM US Large-Cap Buffer 20 ETF - November

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.8%

AFFILIATED MUTUAL FUND 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $53,990)(wb)	53,990	$53,990

OPTIONS PURCHASED*~ 100.5%
(cost $2,381,489)		2,381,321

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.8%
(cost $2,435,479)		2,435,311

OPTIONS WRITTEN*~ (3.0)%
(premiums received $72,113)		(72,283)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8%
(cost $2,363,366)		2,363,028
Other assets in excess of liabilities(z) 0.2%		5,377

NET ASSETS 100.0%		$2,368,405

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69	41	4	$2,275,459
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64	41	4	105,862

Total Options Purchased (cost $2,381,489)						$2,381,321

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$631.30	41	4	$(45,018)
SPDR S&P 500 ETF Trust	Put	10/31/25	$454.91	41	4	(27,265)

Total Options Written (premiums received $72,113)						$(72,283)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$53,990	$—	$—
Options Purchased	—	2,381,321	—

Total	$53,990	$2,381,321	$—

Liabilities
Options Written	$—	$(72,283)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 171

PGIM US Large-Cap Buffer 20 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	100.5%
Affiliated Mutual Fund	2.3

102.8
Options Written	(3.0)
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,381,321	Options written outstanding, at value	$72,283

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$258,596	$62,627

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - November

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(168)	$(170)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,488,048
Options Written (2)	16,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 173

PGIM US Large-Cap Buffer 20 ETF - November

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $2,381,489)	$2,381,321
Affiliated investments (cost $53,990)	53,990
Receivable for investments sold	7,226,404
Dividends receivable	270

Total Assets	9,661,985

Liabilities

Payable for Fund shares purchased	4,737,611
Payable for investments purchased	2,481,819
Options written outstanding, at value (premiums received $72,113)	72,283
Management fee payable	1,867

Total Liabilities	7,293,580

Net Assets	$2,368,405

Net assets were comprised of:
Common stock, at par	$90
Paid-in capital in excess of par	2,643,454
Total distributable earnings (loss)	(275,139)

Net assets, October 31, 2024	$2,368,405

Net asset value, offering price and redemption price per share, ($2,368,405 ÷ 90,001 shares of common stock issued and outstanding)	$26.32

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - November

Statement of Operations

For the Period May 21, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,632

Expenses
Management fee	13,332
Less: Fee waiver and/or expense reimbursement	(1,346)

Net expenses	11,986

Net investment income (loss)	(10,354)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(289,293)
In-kind redemptions	585,671
Options written transactions	24,846

321,224

Net change in unrealized appreciation (depreciation) on:
Investments	(168)
Options written	(170)

(338)

Net gain (loss) on investment transactions	320,886

Net Increase (Decrease) In Net Assets Resulting From Operations	$310,532

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 175

PGIM US Large-Cap Buffer 20 ETF - November

Statement of Changes in Net Assets

May 21, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,354)
Net realized gain (loss) on investment transactions	321,224
Net change in unrealized appreciation (depreciation) on investments	(338)

Net increase (decrease) in net assets resulting from operations	310,532

Fund share transactions
Net proceeds from shares sold (540,001 shares)	13,899,513
Shares redeemed in-kind (270,000 shares)	(7,104,029)
Cost of shares purchased (180,000 shares)	(4,737,611)

Net increase (decrease) in net assets from Fund share transactions	2,057,873

Total increase (decrease)	2,368,405

Net Assets:

Beginning of period	—

End of period	$2,368,405

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - November

Financial Highlights

	May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.36
Total from investment operations	1.32
Net asset value, end of period	$26.32
Total Return(c):	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,368
Average net assets (000)	$5,986
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.39	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 177

PGIM US Large-Cap Buffer 12 ETF - December

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $71,413)(wb)	71,413	$71,413

OPTIONS PURCHASED*~ 101.9%
(cost $6,969,774)		7,250,888

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9%
(cost $7,041,187)		7,322,301

OPTIONS WRITTEN*~ (2.9)%
(premiums received $187,941)		(202,429)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $6,853,246)		7,119,872
Liabilities in excess of other assets(z) (0.0)%		(1,475)

NET ASSETS 100.0%		$7,118,397

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$5.26	128	13	$7,218,625
SPDR S&P 500 ETF Trust	Put	11/29/24	$525.96	128	13	32,263

Total Options Purchased (cost $6,969,774)						$7,250,888

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$566.25	128	13	$(193,138)
SPDR S&P 500 ETF Trust	Put	11/29/24	$462.84	128	13	(9,291)

Total Options Written (premiums received $187,941)						$(202,429)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$71,413	$—	$—
Options Purchased	—	7,250,888	—

Total	$71,413	$7,250,888	$—

Liabilities
Options Written	$—	$(202,429)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 179

PGIM US Large-Cap Buffer 12 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	101.9%
Affiliated Mutual Fund	1.0

102.9
Options Written	(2.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$7,250,888	Options written outstanding, at value	$202,429

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$281,114	$(14,488)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,182,821
Options Written (2)	22,800

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 181

PGIM US Large-Cap Buffer 12 ETF - December

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $6,969,774)	$7,250,888
Affiliated investments (cost $71,413)	71,413
Dividends receivable	265

Total Assets	7,322,566

Liabilities

Options written outstanding, at value (premiums received $187,941)	202,429
Management fee payable	1,740

Total Liabilities	204,169

Net Assets	$7,118,397

Net assets were comprised of:
Common stock, at par	$270
Paid-in capital in excess of par	6,861,272
Total distributable earnings (loss)	256,855

Net assets, October 31, 2024	$7,118,397

Net asset value, offering price and redemption price per share, ($7,118,397 ÷ 270,001 shares of common stock issued and outstanding)	$26.36

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - December

Statement of Operations

For the Period May 23, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$983

Expenses
Management fee	12,071
Less: Fee waiver and/or expense reimbursement	(1,317)

Net expenses	10,754

Net investment income (loss)	(9,771)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	281,114
Options written	(14,488)

Net gain (loss) on investment transactions	266,626

Net Increase (Decrease) In Net Assets Resulting From Operations	$256,855

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 183

PGIM US Large-Cap Buffer 12 ETF - December

Statement of Changes in Net Assets

May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(9,771)
Net change in unrealized appreciation (depreciation) on investments	266,626

Net increase (decrease) in net assets resulting from operations	256,855

Fund share transactions
Net proceeds from shares sold (270,001 shares)	6,861,542

Total increase (decrease)	7,118,397

Net Assets:

Beginning of period	—

End of period	$7,118,397

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 12 ETF - December

Financial Highlights

	May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.41
Total from investment operations	1.36
Net asset value, end of period	$26.36
Total Return(c):	5.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,118
Average net assets (000)	$5,488
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 185

PGIM US Large-Cap Buffer 20 ETF - December

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.6%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $55,595)(wb)	55,595	$55,595

OPTIONS PURCHASED*~ 102.1%
(cost $3,598,707)		3,738,738

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6%
(cost $3,654,302)		3,794,333

OPTIONS WRITTEN*~ (3.6)%
(premiums received $96,792)		(131,512)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $3,557,510)		3,662,821
Liabilities in excess of other assets(z) (0.0)%		(823)

NET ASSETS 100.0%		$3,661,998

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$5.26	66	7	$3,722,103
SPDR S&P 500 ETF Trust	Put	11/29/24	$525.96	66	7	16,635

Total Options Purchased (cost $3,598,707)						$3,738,738

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$559.94	66	7	$(128,435)
SPDR S&P 500 ETF Trust	Put	11/29/24	$420.77	66	7	(3,077)

Total Options Written (premiums received $96,792)						$(131,512)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$55,595	$—	$—
Options Purchased	—	3,738,738	—

Total	$55,595	$3,738,738	$—

Liabilities
Options Written	$—	$(131,512)	$—

See Notes to Financial Statements.

PGIM Rock ETF Trust 187

PGIM US Large-Cap Buffer 20 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Options Purchased	102.1%
Affiliated Mutual Fund	1.5

103.6
Options Written	(3.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,738,738	Options written outstanding, at value	$131,512

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2024 are as follows:

For the period ended October 31, 2024, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - December

Schedule of Investments (continued)

as of October 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$140,031	$(34,720)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,690,165
Options Written (2)	9,900

*	Average volume is based on average quarter end balances for the period ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 189

PGIM US Large-Cap Buffer 20 ETF - December

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $3,598,707)	$3,738,738
Affiliated investments (cost $55,595)	55,595
Dividends receivable	238

Total Assets	3,794,571

Liabilities

Options written outstanding, at value (premiums received $96,792)	131,512
Management fee payable	1,061

Total Liabilities	132,573

Net Assets	$3,661,998

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,560,111
Total distributable earnings (loss)	101,747

Net assets, October 31, 2024	$3,661,998

Net asset value, offering price and redemption price per share, ($3,661,998 ÷ 140,001 shares of common stock issued and outstanding)	$26.16

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - December

Statement of Operations

For the Period May 23, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$832

Expenses
Management fee	4,996
Less: Fee waiver and/or expense reimbursement	(600)

Net expenses	4,396

Net investment income (loss)	(3,564)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	140,031
Options written	(34,720)

Net gain (loss) on investment transactions	105,311

Net Increase (Decrease) In Net Assets Resulting From Operations	$101,747

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 191

PGIM US Large-Cap Buffer 20 ETF - December

Statement of Changes in Net Assets

May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,564)
Net change in unrealized appreciation (depreciation) on investments	105,311

Net increase (decrease) in net assets resulting from operations	101,747

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,560,251

Total increase (decrease)	3,661,998

Net Assets:

Beginning of period	—

End of period	$3,661,998

*	Commencement of operations.

See Notes to Financial Statements.

PGIM US Large-Cap Buffer 20 ETF - December

Financial Highlights

	May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.20
Total from investment operations	1.16
Net asset value, end of period	$26.16
Total Return(c):	4.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,662
Average net assets (000)	$2,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.36	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 193

PGIM Laddered Fund of Buffer 12 ETF

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM US Large-Cap Buffer 12 ETF - January*	72,095	$2,033,757
PGIM US Large-Cap Buffer 12 ETF - February*	73,127	2,028,002
PGIM US Large-Cap Buffer 12 ETF - March*	74,917	2,051,902
PGIM US Large-Cap Buffer 12 ETF - April*	76,335	2,055,244
PGIM US Large-Cap Buffer 12 ETF - May*	74,825	2,041,772
PGIM US Large-Cap Buffer 12 ETF - June*	77,181	2,048,808
PGIM US Large-Cap Buffer 12 ETF - July*	76,884	2,039,117
PGIM US Large-Cap Buffer 12 ETF - August*	76,809	2,039,110
PGIM US Large-Cap Buffer 12 ETF - September*	76,986	2,025,063
PGIM US Large-Cap Buffer 12 ETF - October*	77,275	2,023,229
PGIM US Large-Cap Buffer 12 ETF - November*	77,453	2,060,242
PGIM US Large-Cap Buffer 12 ETF - December*	77,163	2,032,713

TOTAL LONG-TERM INVESTMENTS
(cost $23,751,144)		24,478,959

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)
(cost $101,060)	101,060	101,060

TOTAL INVESTMENTS 100.0%
(cost $23,852,204)(wa)		24,580,019
Other assets in excess of liabilities 0.0%		401

NET ASSETS 100.0%		$24,580,420

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 12 ETF

Schedule of Investments (continued)

as of October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$24,478,959	$—	$—
Short-Term Investment
Affiliated Mutual Fund	101,060	—	—

Total	$24,580,019	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Affiliated Exchange-Traded Funds	99.6%

Affiliated Mutual Fund	0.4%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Rock ETF Trust 195

PGIM Laddered Fund of Buffer 12 ETF

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Affiliated investments (cost $23,852,204)	$24,580,019
Dividends receivable	401

Total Assets	24,580,420

Net Assets	$24,580,420

Net assets were comprised of:
Common stock, at par	$940
Paid-in capital in excess of par	23,848,037
Total distributable earnings (loss)	731,443

Net assets, October 31, 2024	$24,580,420

Net asset value, offering price and redemption price per share, ($24,580,420 ÷ 940,000 shares of common stock issued and outstanding)	$26.15

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 12 ETF

Statement of Operations

For the Period June 11, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$3,628

Net investment income (loss)	3,628

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net change in unrealized appreciation (depreciation) on investments	727,815

Net gain (loss) on investment transactions	727,815

Net Increase (Decrease) In Net Assets Resulting From Operations	$731,443

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 197

PGIM Laddered Fund of Buffer 12 ETF

Statement of Changes in Net Assets

June 11, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,628
Net change in unrealized appreciation (depreciation) on investments	727,815

Net increase (decrease) in net assets resulting from operations	731,443

Fund share transactions
Net proceeds from shares sold (280,000 shares)	7,000,000
Shares sold in-kind (660,000 shares)	16,848,977

Net increase (decrease) in net assets from Fund share transactions	23,848,977

Total increase (decrease)	24,580,420

Net Assets:

Beginning of period	—

End of period	$24,580,420

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 12 ETF

Financial Highlights

	June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	1.14
Total from investment operations	1.15
Net asset value, end of period	$26.15
Total Return(c):	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,580
Average net assets (000)	$18,568
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	-%
Expenses before waivers and/or expense reimbursement	-%
Net investment income (loss)	0.05	%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 199

PGIM Laddered Fund of Buffer 20 ETF

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM US Large-Cap Buffer 20 ETF - January*	53,101	$1,462,295
PGIM US Large-Cap Buffer 20 ETF - February*	53,645	1,461,719
PGIM US Large-Cap Buffer 20 ETF - March*	54,475	1,469,599
PGIM US Large-Cap Buffer 20 ETF - April*	55,348	1,475,583
PGIM US Large-Cap Buffer 20 ETF - May*	54,599	1,466,862
PGIM US Large-Cap Buffer 20 ETF - June*	55,961	1,473,246
PGIM US Large-Cap Buffer 20 ETF - July*	55,683	1,465,571
PGIM US Large-Cap Buffer 20 ETF - August*	55,634	1,467,825
PGIM US Large-Cap Buffer 20 ETF - September*	55,768	1,454,190
PGIM US Large-Cap Buffer 20 ETF - October*	55,952	1,456,722
PGIM US Large-Cap Buffer 20 ETF - November*	56,087	1,476,889
PGIM US Large-Cap Buffer 20 ETF - December*	55,894	1,463,830

TOTAL LONG-TERM INVESTMENTS (cost $17,067,387)		17,594,331

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $83,550)	83,550	83,550

TOTAL INVESTMENTS 100.0% (cost $17,150,937)(wa)		17,677,881
Other assets in excess of liabilities 0.0%		340

NET ASSETS 100.0%		$17,678,221

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 20 ETF

Schedule of Investments (continued)

as of October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$17,594,331	$—	$—
Short-Term Investment
Affiliated Mutual Fund	83,550	—	—

Total	$17,677,881	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Affiliated Exchange-Traded Funds	99.5%

Affiliated Mutual Fund	0.5%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Rock ETF Trust 201

PGIM Laddered Fund of Buffer 20 ETF

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Affiliated investments (cost $17,150,937)	$17,677,881
Dividends receivable	340

Total Assets	17,678,221

Net Assets	$17,678,221

Net assets were comprised of:
Common stock, at par	$680
Paid-in capital in excess of par	17,147,086
Total distributable earnings (loss)	530,455

Net assets, October 31, 2024	$17,678,221

Net asset value, offering price and redemption price per share, ($17,678,221 ÷ 680,000 shares of common stock issued and outstanding)	$26.00

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 20 ETF

Statement of Operations

For the Period June 11, 2024* through October 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$3,511

Net investment income (loss)	3,511

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net change in unrealized appreciation (depreciation) on investments	526,944

Net gain (loss) on investment transactions	526,944

Net Increase (Decrease) In Net Assets Resulting From Operations	$530,455

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 203

PGIM Laddered Fund of Buffer 20 ETF

Statement of Changes in Net Assets

June 11, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,511
Net change in unrealized appreciation (depreciation) on investments	526,944

Net increase (decrease) in net assets resulting from operations	530,455

Fund share transactions
Net proceeds from shares sold (280,000 shares)	7,000,000
Shares sold in-kind (400,000 shares)	10,147,766

Net increase (decrease) in net assets from Fund share transactions	17,147,766

Total increase (decrease)	17,678,221

Net Assets:

Beginning of period	—

End of period	$17,678,221

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered Fund of Buffer 20 ETF

Financial Highlights

	June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.99
Total from investment operations	1.00
Net asset value, end of period	$26.00
Total Return(c):	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,678
Average net assets (000)	$14,920
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	-%
Expenses before waivers and/or expense reimbursement	-%
Net investment income (loss)	0.06	%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 205

Notes to Financial Statements

1.	Organization

PGIM Rock ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the series of the RIC listed below (each a “Fund” and collectively the “Funds”). Each Fund operates as an exchange-traded fund.

Fund
PGIM US Large-Cap Buffer 12 ETF - January
PGIM US Large-Cap Buffer 20 ETF - January
PGIM US Large-Cap Buffer 12 ETF - February
PGIM US Large-Cap Buffer 20 ETF - February
PGIM US Large-Cap Buffer 12 ETF - March
PGIM US Large-Cap Buffer 20 ETF - March
PGIM US Large-Cap Buffer 12 ETF - April
PGIM US Large-Cap Buffer 20 ETF - April
PGIM US Large-Cap Buffer 12 ETF - May
PGIM US Large-Cap Buffer 20 ETF - May
PGIM US Large-Cap Buffer 12 ETF - June
PGIM US Large-Cap Buffer 20 ETF - June
PGIM US Large-Cap Buffer 12 ETF - July
PGIM US Large-Cap Buffer 20 ETF - July
PGIM US Large-Cap Buffer 12 ETF - August
PGIM US Large-Cap Buffer 20 ETF - August
PGIM US Large-Cap Buffer 12 ETF - September
PGIM US Large-Cap Buffer 20 ETF - September
PGIM US Large-Cap Buffer 12 ETF - October
PGIM US Large-Cap Buffer 20 ETF - October
PGIM US Large-Cap Buffer 12 ETF - November
PGIM US Large-Cap Buffer 20 ETF - November
PGIM US Large-Cap Buffer 12 ETF - December
PGIM US Large-Cap Buffer 20 ETF - December
(collectively, the “Large-Cap Buffer ETFs”)
PGIM Laddered Fund of Buffer 12 ETF
PGIM Laddered Fund of Buffer 20 ETF
(collectively, the “Laddered Buffer ETFs”)

Each Large-Cap Buffer ETF is classified as a non-diversified fund for purposes of the 1940 Act. Each Laddered Buffer ETF is classified as a diversified fund for purposes of the 1940 Act. The investment objective of each Large-Cap Buffer ETF is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% or 20%, as applicable (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. Each Large-Cap Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF (with respect to the Large-Cap Buffer ETFs, “Underlying ETF” means the SPDR® S&P 500® ETF Trust). The returns sought by each Large-Cap Buffer ETF, which include limited downside protection (a “limited buffer”) against the first 12% or 20%, as applicable, (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions.

The investment objective for each Laddered Buffer ETF is to provide investors with capital appreciation. Each Laddered Buffer ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of twenty-four Large-Cap Buffer ETFs (with respect to the Laddered Buffer ETFs, “Underlying ETFs” mean the Large-Cap Buffer ETFs). The Underlying ETFs seek to provide investors with limited protection against a decline in the U.S. large-cap equity market, with an upside cap on capital appreciation in that market, over a specific time period.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received

PGIM Rock ETF Trust 207

Notes to Financial Statements (continued)

to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments (other than Flexible Exchange Options “FLEX Options”), if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. FLEX Options are valued at an evaluated price provided by an independent pricing agent. Such price is model-based with consideration for trade activity provided by the exchange. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds invest substantially all of their assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement.

For each Target Outcome Period, the Funds invest in a combination of purchased and written (sold) FLEX Options that reference the Underlying ETF. Because a portion of the value of the Funds is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Funds’ net asset value (“NAV”) and the price of the Underlying ETF. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.

The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Funds will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.

When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

To the extent that the Funds write, or sell, an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. As a result, the Funds bear the

PGIM Rock ETF Trust 209

Notes to Financial Statements (continued)

market risk of an unfavorable change in the price of the asset underlying the written option. Exchange-traded options contracts present minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Fund whereby PGIM Investments is responsible for substantially all expenses of each Fund, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets with the exception of the Laddered Buffer ETFs. The Laddered Buffer ETFs do not pay the Manager a unitary fee. For the reporting period ended October 31, 2024, the unitary fee rates for each of the Laddered Buffer ETFs were 0.00% of each Fund’s average daily net assets. The Manager has agreed to voluntarily waive the Funds’ unitary management fees by the following amounts for the period ended October 31, 2024 (which is not subject to recoupment by the Manager):

Fund	Unitary Fee Waiver
PGIM US Large-Cap Buffer 12 ETF - January	$7,192
PGIM US Large-Cap Buffer 20 ETF - January	6,436
PGIM US Large-Cap Buffer 12 ETF - February	5,871
PGIM US Large-Cap Buffer 20 ETF - February	6,065
PGIM US Large-Cap Buffer 12 ETF - March	4,804
PGIM US Large-Cap Buffer 20 ETF - March	4,981
PGIM US Large-Cap Buffer 12 ETF - April	3,771
PGIM US Large-Cap Buffer 20 ETF - April	3,828
PGIM US Large-Cap Buffer 12 ETF - May	2,028
PGIM US Large-Cap Buffer 20 ETF - May	2,541
PGIM US Large-Cap Buffer 12 ETF - June	1,290
PGIM US Large-Cap Buffer 20 ETF - June	1,284
PGIM US Large-Cap Buffer 12 ETF - July	898
PGIM US Large-Cap Buffer 20 ETF - July	863
PGIM US Large-Cap Buffer 12 ETF - August	830
PGIM US Large-Cap Buffer 20 ETF - August	812
PGIM US Large-Cap Buffer 12 ETF - September	778
PGIM US Large-Cap Buffer 20 ETF - September	742
PGIM US Large-Cap Buffer 12 ETF - October	1,180
PGIM US Large-Cap Buffer 20 ETF - October	695
PGIM US Large-Cap Buffer 12 ETF - November	678
PGIM US Large-Cap Buffer 20 ETF - November	1,346

PGIM Rock ETF Trust 211

Notes to Financial Statements (continued)

Fund	Unitary Fee Waiver
PGIM US Large-Cap Buffer 12 ETF - December	$1,317
PGIM US Large-Cap Buffer 20 ETF - December	600

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM US Large-Cap Buffer 12 ETF - January	$2,038,682	$—
PGIM US Large-Cap Buffer 20 ETF - January	2,038,682	—
PGIM US Large-Cap Buffer 12 ETF - February	2,021,835	—
PGIM US Large-Cap Buffer 20 ETF - February	2,021,835	—
PGIM US Large-Cap Buffer 12 ETF - March	—	—
PGIM US Large-Cap Buffer 20 ETF - March	—	—
PGIM US Large-Cap Buffer 12 ETF - April	2,030,192	—
PGIM US Large-Cap Buffer 20 ETF - April	2,030,192	—
PGIM US Large-Cap Buffer 12 ETF - May	—	—
PGIM US Large-Cap Buffer 20 ETF - May	—	—
PGIM US Large-Cap Buffer 12 ETF - June	—	—
PGIM US Large-Cap Buffer 20 ETF - June	—	—
PGIM US Large-Cap Buffer 12 ETF - July	2,000,811	—
PGIM US Large-Cap Buffer 20 ETF - July	1,499,340	—
PGIM US Large-Cap Buffer 12 ETF - August	—	—
PGIM US Large-Cap Buffer 20 ETF - August	—	—
PGIM US Large-Cap Buffer 12 ETF - September	—	—
PGIM US Large-Cap Buffer 20 ETF - September	—	—
PGIM US Large-Cap Buffer 12 ETF - October	—	—
PGIM US Large-Cap Buffer 20 ETF - October	—	—
PGIM US Large-Cap Buffer 12 ETF - November	—	—
PGIM US Large-Cap Buffer 20 ETF - November	—	—
PGIM US Large-Cap Buffer 12 ETF - December	—	—
PGIM US Large-Cap Buffer 20 ETF - December	—	—
PGIM Laddered Fund of Buffer 12 ETF	6,972,475	—
PGIM Laddered Fund of Buffer 20 ETF	6,967,649	—

The aggregate cost of purchases of in-kind creation transactions for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM US Large-Cap Buffer 12 ETF - July	$—	$1,566,249
PGIM US Large-Cap Buffer 20 ETF - July	—	1,563,623
PGIM US Large-Cap Buffer 12 ETF - August	—	2,008,832
PGIM US Large-Cap Buffer 20 ETF - August	—	1,741,636
PGIM US Large-Cap Buffer 12 ETF - September	—	2,318,731
PGIM US Large-Cap Buffer 20 ETF - September	—	1,771,053
PGIM US Large-Cap Buffer 12 ETF - October	—	3,364,884
PGIM US Large-Cap Buffer 20 ETF - October	—	1,807,818
PGIM US Large-Cap Buffer 12 ETF - November	—	2,632,498
PGIM US Large-Cap Buffer 20 ETF - November	—	7,051,775
PGIM Laddered Fund of Buffer 12 ETF	16,778,669	—
PGIM Laddered Fund of Buffer 20 ETF	10,099,737	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended October 31, 2024, is presented as follows:

PGIM Rock ETF Trust 213

Notes to Financial Statements (continued)

PGIM US Large-Cap Buffer 12 ETF - January:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$115,328	$60,533	$—	$—	$54,795	54,795	$1,503

PGIM US Large-Cap Buffer 20 ETF - January:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$69,211	$25,891	$—	$—	$43,320	43,320	$2,061

PGIM US Large-Cap Buffer 12 ETF - February:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$127,747	$63,356	$—	$—	$64,391	64,391	$1,461

PGIM US Large-Cap Buffer 20 ETF - February:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$83,538	$40,785	$—	$—	$42,753	42,753	$2,045

PGIM US Large-Cap Buffer 12 ETF - March:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$87,670	$22,243	$—	$—	$65,427	65,427	$1,772

PGIM US Large-Cap Buffer 20 ETF - March:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$86,444	$32,696	$—	$—	$53,748	53,748	$2,053

PGIM US Large-Cap Buffer 12 ETF - April:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$138,184	$90,207	$—	$—	$47,977	47,977	$1,676

PGIM US Large-Cap Buffer 20 ETF - April:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$155,821	$92,327	$—	$—	$63,494	63,494	$2,025

PGIM US Large-Cap Buffer 12 ETF - May:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$69,308	$5,436	$—	$—	$63,872	63,872	$1,710

PGIM Rock ETF Trust 215

Notes to Financial Statements (continued)

PGIM US Large-Cap Buffer 20 ETF - May:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$77,719	$8,283	$—	$—	$69,436	69,436	$1,924

PGIM US Large-Cap Buffer 12 ETF - June:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$150,421	$81,940	$—	$—	$68,481	68,481	$1,328

PGIM US Large-Cap Buffer 20 ETF - June:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$145,829	$65,951	$—	$—	$79,878	79,878	$1,708

PGIM US Large-Cap Buffer 12 ETF - July:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$118,648	$58,872	$—	$—	$59,776	59,776	$1,430

PGIM US Large-Cap Buffer 20 ETF - July:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$157,171	$75,605	$—	$—	$81,566	81,566	$1,670

PGIM US Large-Cap Buffer 12 ETF - August:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$147,930	$90,992	$—	$—	$56,938	56,938	$1,051

PGIM US Large-Cap Buffer 20 ETF - August:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$147,911	$117,086	$—	$—	$30,825	30,825	$956

PGIM US Large-Cap Buffer 12 ETF - September:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$136,733	$74,417	$—	$—	$62,316	62,316	$668

PGIM US Large-Cap Buffer 20 ETF - September:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$101,405	$69,992	$—	$—	$31,413	31,413	$792

PGIM Rock ETF Trust 217

Notes to Financial Statements (continued)

PGIM US Large-Cap Buffer 12 ETF - October:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$167,937	$126,039	$—	$—	$41,898	41,898	$1,185

PGIM US Large-Cap Buffer 20 ETF - October:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$153,173	$79,469	$—	$—	$73,704	73,704	$585

PGIM US Large-Cap Buffer 12 ETF - November:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$90,779	$67,809	$—	$—	$22,970	22,970	$914

PGIM US Large-Cap Buffer 20 ETF - November:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$144,083	$90,093	$—	$—	$53,990	53,990	$1,632

PGIM US Large-Cap Buffer 12 ETF - December:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$112,276	$40,863	$—	$—	$71,413	71,413	$983
PGIM US Large-Cap Buffer 20 ETF - December:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$—	$84,299	$28,704	$—	$—	$55,595	55,595	$832

PGIM Laddered Fund of Buffer 12 ETF:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM US Large-Cap Buffer 12 ETF - January*(1)
$—	$1,976,330	$—	$57,427	$—	$2,033,757	72,095	$—

PGIM US Large-Cap Buffer 12 ETF - February*(1)
$—	$1,975,850	$—	$52,152	$—	$2,028,002	73,127	$—

PGIM US Large-Cap Buffer 12 ETF - March*(1)
$—	$1,986,729	$—	$65,173	$—	$2,051,902	74,917	$—

PGIM US Large-Cap Buffer 12 ETF - April*(1)
$—	$1,988,778	$—	$66,466	$—	$2,055,244	76,335	$—

PGIM US Large-Cap Buffer 12 ETF - May*(1)
$—	$1,981,584	$—	$60,188	$—	$2,041,772	74,825	$—

PGIM US Large-Cap Buffer 12 ETF - June*(1)
$—	$1,984,963	$—	$63,845	$—	$2,048,808	77,181	$—

PGIM US Large-Cap Buffer 12 ETF - July*(1)
$—	$1,975,007	$—	$64,110	$—	$2,039,117	76,884	$—

PGIM US Large-Cap Buffer 12 ETF - August*(1)
$—	$1,975,007	$—	$64,103	$—	$2,039,110	76,809	$—

PGIM US Large-Cap Buffer 12 ETF - September*(1)
$—	$1,974,002	$—	$51,061	$—	$2,025,063	76,986	$—

PGIM Rock ETF Trust 219

Notes to Financial Statements (continued)

PGIM Laddered Fund of Buffer 12 ETF (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM US Large-Cap Buffer 12 ETF - October*(1)
$—	$1,976,552	$—	$46,677	$—	$2,023,229	77,275	$—

PGIM US Large-Cap Buffer 12 ETF - November*(1)
$—	$1,978,139	$—	$82,103	$—	$2,060,242	77,453	$—

PGIM US Large-Cap Buffer 12 ETF - December*(1)
$—	$1,978,203	$—	$54,510	$—	$2,032,713	77,163	$—
$—	$23,751,144	$—	$727,815	$—	$24,478,959		$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)
$—	$7,073,535	$6,972,475	$—	$—	$101,060	101,060	$3,628
$—	$30,824,679	$6,972,475	$727,815	$—	$24,580,019		$3,628

PGIM Laddered Fund of Buffer 20 ETF:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM US Large-Cap Buffer 20 ETF - January*(1)
$—	$1,420,628	$—	$41,667	$—	$1,462,295	53,101	$—

PGIM US Large-Cap Buffer 20 ETF - February*(1)
$—	$1,420,729	$—	$40,990	$—	$1,461,719	53,645	$—

PGIM US Large-Cap Buffer 20 ETF - March*(1)
$—	$1,423,042	$—	$46,557	$—	$1,469,599	54,475	$—

PGIM US Large-Cap Buffer 20 ETF - April*(1)
$—	$1,426,870	$—	$48,713	$—	$1,475,583	55,348	$—

PGIM US Large-Cap Buffer 20 ETF - May*(1)
$—	$1,423,700	$—	$43,162	$—	$1,466,862	54,599	$—

PGIM US Large-Cap Buffer 20 ETF - June*(1)
$—	$1,425,496	$—	$47,750	$—	$1,473,246	55,961	$—

PGIM US Large-Cap Buffer 20 ETF - July*(1)
$—	$1,419,606	$—	$45,965	$—	$1,465,571	55,683	$—

PGIM Laddered Fund of Buffer 20 ETF (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM US Large-Cap Buffer 20 ETF - August*(1)
$—	$1,420,366	$—	$47,459	$—	$1,467,825	55,634	$—

PGIM US Large-Cap Buffer 20 ETF - September*(1)
$—	$1,420,084	$—	$34,106	$—	$1,454,190	55,768	$—

PGIM US Large-Cap Buffer 20 ETF - October*(1)
$—	$1,422,388	$—	$34,334	$—	$1,456,722	55,952	$—

PGIM US Large-Cap Buffer 20 ETF - November*(1)
$—	$1,422,760	$—	$54,129	$—	$1,476,889	56,087	$—

PGIM US Large-Cap Buffer 20 ETF - December*(1)
$—	$1,421,718	$—	$42,112	$—	$1,463,830	55,894	$—
$—	$17,067,387	$—	$526,944	$—	$17,594,331		$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)
$—	$7,051,199	$6,967,649	$—	$—	$83,550	83,550	$3,511
$—	$24,118,586	$6,967,649	$526,944	$—	$17,677,881		$3,511

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

PGIM Rock ETF Trust 221

Notes to Financial Statements (continued)

For the reporting period ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
PGIM US Large-Cap Buffer 12 ETF - January	$—	$—
PGIM US Large-Cap Buffer 20 ETF - January	—	—
PGIM US Large-Cap Buffer 12 ETF - February	—	—
PGIM US Large-Cap Buffer 20 ETF - February	—	—
PGIM US Large-Cap Buffer 12 ETF - March	—	—
PGIM US Large-Cap Buffer 20 ETF - March	—	—
PGIM US Large-Cap Buffer 12 ETF - April	—	—
PGIM US Large-Cap Buffer 20 ETF - April	—	—
PGIM US Large-Cap Buffer 12 ETF - May	—	—
PGIM US Large-Cap Buffer 20 ETF - May	—	—
PGIM US Large-Cap Buffer 12 ETF - June	—	—
PGIM US Large-Cap Buffer 20 ETF - June	—	—
PGIM US Large-Cap Buffer 12 ETF - July	(60,113)	60,113
PGIM US Large-Cap Buffer 20 ETF - July	(57,517)	57,517
PGIM US Large-Cap Buffer 12 ETF - August	(81,334)	81,334
PGIM US Large-Cap Buffer 20 ETF - August	(76,901)	76,901
PGIM US Large-Cap Buffer 12 ETF - September	(116,034)	116,034
PGIM US Large-Cap Buffer 20 ETF - September	(97,114)	97,114
PGIM US Large-Cap Buffer 12 ETF - October	(242,263)	242,263
PGIM US Large-Cap Buffer 20 ETF - October	(116,942)	116,942
PGIM US Large-Cap Buffer 12 ETF - November	(196,496)	196,496
PGIM US Large-Cap Buffer 20 ETF - November	(585,671)	585,671
PGIM US Large-Cap Buffer 12 ETF - December	—	—
PGIM US Large-Cap Buffer 20 ETF - December	—	—
PGIM Laddered Fund of Buffer 12 ETF	—	—
PGIM Laddered Fund of Buffer 20 ETF	—	—

For the reporting period ended October 31, 2024, there were no distributions paid by the Funds.

For the reporting period ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM US Large-Cap Buffer 12 ETF - January	$—	$—
PGIM US Large-Cap Buffer 20 ETF - January	—	—
PGIM US Large-Cap Buffer 12 ETF - February	—	—
PGIM US Large-Cap Buffer 20 ETF - February	—	—
PGIM US Large-Cap Buffer 12 ETF - March	—	—

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM US Large-Cap Buffer 20 ETF - March	$—	$—
PGIM US Large-Cap Buffer 12 ETF - April	—	—
PGIM US Large-Cap Buffer 20 ETF - April	—	—
PGIM US Large-Cap Buffer 12 ETF - May	—	—
PGIM US Large-Cap Buffer 20 ETF - May	—	—
PGIM US Large-Cap Buffer 12 ETF - June	—	—
PGIM US Large-Cap Buffer 20 ETF - June	—	—
PGIM US Large-Cap Buffer 12 ETF - July	—	—
PGIM US Large-Cap Buffer 20 ETF - July	—	—
PGIM US Large-Cap Buffer 12 ETF - August	—	—
PGIM US Large-Cap Buffer 20 ETF - August	—	—
PGIM US Large-Cap Buffer 12 ETF - September	—	—
PGIM US Large-Cap Buffer 20 ETF - September	—	—
PGIM US Large-Cap Buffer 12 ETF - October	—	—
PGIM US Large-Cap Buffer 20 ETF - October	—	—
PGIM US Large-Cap Buffer 12 ETF - November	—	—
PGIM US Large-Cap Buffer 20 ETF - November	—	—
PGIM US Large-Cap Buffer 12 ETF - December	—	—
PGIM US Large-Cap Buffer 20 ETF - December	—	—
PGIM Laddered Fund of Buffer 12 ETF	3,628	—
PGIM Laddered Fund of Buffer 20 ETF	3,511	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM US Large-Cap Buffer 12 ETF - January	$4,375,196	$716,772	$(296,802)	$419,970
PGIM US Large-Cap Buffer 20 ETF - January	3,300,443	572,382	(298,678)	273,704
PGIM US Large-Cap Buffer 12 ETF - February	4,902,035	664,473	(281,210)	383,263
PGIM US Large-Cap Buffer 20 ETF - February	4,319,777	667,937	(351,036)	316,901
PGIM US Large-Cap Buffer 12 ETF - March	4,562,219	529,908	(165,465)	364,443
PGIM US Large-Cap Buffer 20 ETF - March	5,546,100	647,720	(263,484)	384,236
PGIM US Large-Cap Buffer 12 ETF - April	5,541,243	523,798	(148,001)	375,797

PGIM Rock ETF Trust 223

Notes to Financial Statements (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM US Large-Cap Buffer 20 ETF - April	$ 6,502,358	$658,797	$(232,535)	$426,262
PGIM US Large-Cap Buffer 12 ETF - May	3,850,880	378,511	(139,455)	239,056
PGIM US Large-Cap Buffer 20 ETF - May	4,799,382	568,360	(265,921)	302,439
PGIM US Large-Cap Buffer 12 ETF - June	9,096,554	651,404	(197,420)	453,984
PGIM US Large-Cap Buffer 20 ETF - June	6,551,221	467,252	(175,772)	291,480
PGIM US Large-Cap Buffer 12 ETF - July	7,172,583	290,353	(46,173)	244,180
PGIM US Large-Cap Buffer 20 ETF - July	8,403,061	397,763	(120,941)	276,822
PGIM US Large-Cap Buffer 12 ETF - August	3,613,592	136,150	(40,179)	95,971
PGIM US Large-Cap Buffer 20 ETF - August	3,844,532	177,647	(69,974)	107,673
PGIM US Large-Cap Buffer 12 ETF - September	5,164,717	147,066	(58,829)	88,237
PGIM US Large-Cap Buffer 20 ETF - September	3,084,744	116,957	(68,596)	48,361
PGIM US Large-Cap Buffer 12 ETF - October	5,776,729	11,576	(26,259)	(14,683)
PGIM US Large-Cap Buffer 20 ETF - October	6,251,741	21,822	(25,992)	(4,170)
PGIM US Large-Cap Buffer 12 ETF - November	2,613,977	—	(379)	(379)
PGIM US Large-Cap Buffer 20 ETF - November	2,363,366	—	(338)	(338)
PGIM US Large-Cap Buffer 12 ETF - December	6,853,246	415,136	(148,510)	266,626
PGIM US Large-Cap Buffer 20 ETF - December	3,557,510	202,871	(97,560)	105,311
PGIM Laddered Fund of Buffer 12 ETF	23,852,204	727,815	—	727,815

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Laddered Fund of Buffer 20 ETF	$17,150,937	$526,944	$ —	$526,944

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM US Large-Cap Buffer 12 ETF - January	$—	$—
PGIM US Large-Cap Buffer 20 ETF - January	—	—
PGIM US Large-Cap Buffer 12 ETF - February	—	—
PGIM US Large-Cap Buffer 20 ETF - February	—	—
PGIM US Large-Cap Buffer 12 ETF - March	—	—
PGIM US Large-Cap Buffer 20 ETF - March	—	—
PGIM US Large-Cap Buffer 12 ETF - April	—	—
PGIM US Large-Cap Buffer 20 ETF - April	—	—
PGIM US Large-Cap Buffer 12 ETF - May	—	—
PGIM US Large-Cap Buffer 20 ETF - May	—	—
PGIM US Large-Cap Buffer 12 ETF - June	—	—
PGIM US Large-Cap Buffer 20 ETF - June	—	—
PGIM US Large-Cap Buffer 12 ETF - July	(39,000)	—
PGIM US Large-Cap Buffer 20 ETF - July	(39,000)	—
PGIM US Large-Cap Buffer 12 ETF - August	(47,000)	—
PGIM US Large-Cap Buffer 20 ETF - August	(46,000)	—
PGIM US Large-Cap Buffer 12 ETF - September	(48,000)	—
PGIM US Large-Cap Buffer 20 ETF - September	(47,000)	—
PGIM US Large-Cap Buffer 12 ETF - October	(92,000)	—
PGIM US Large-Cap Buffer 20 ETF - October	(49,000)	—
PGIM US Large-Cap Buffer 12 ETF - November	(69,000)	—
PGIM US Large-Cap Buffer 20 ETF - November	(264,000)	—
PGIM US Large-Cap Buffer 12 ETF - December	—	—
PGIM US Large-Cap Buffer 20 ETF - December	—	—
PGIM Laddered Fund of Buffer 12 ETF	—	—
PGIM Laddered Fund of Buffer 20 ETF	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM US Large-Cap Buffer 12 ETF - January	$(6,000)	$—
PGIM US Large-Cap Buffer 20 ETF - January	(4,000)	—

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Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM US Large-Cap Buffer 12 ETF - February	$(8,000)	$—
PGIM US Large-Cap Buffer 20 ETF - February	(7,000)	—
PGIM US Large-Cap Buffer 12 ETF - March	(7,000)	—
PGIM US Large-Cap Buffer 20 ETF - March	(10,000)	—
PGIM US Large-Cap Buffer 12 ETF - April	(8,000)	—
PGIM US Large-Cap Buffer 20 ETF - April	(12,000)	—
PGIM US Large-Cap Buffer 12 ETF - May	(4,000)	—
PGIM US Large-Cap Buffer 20 ETF - May	(7,000)	—
PGIM US Large-Cap Buffer 12 ETF - June	(15,000)	—
PGIM US Large-Cap Buffer 20 ETF - June	(10,000)	—
PGIM US Large-Cap Buffer 12 ETF - July	(11,000)	—
PGIM US Large-Cap Buffer 20 ETF - July	(12,000)	—
PGIM US Large-Cap Buffer 12 ETF - August	(4,000)	—
PGIM US Large-Cap Buffer 20 ETF - August	(5,000)	—
PGIM US Large-Cap Buffer 12 ETF - September	(5,000)	—
PGIM US Large-Cap Buffer 20 ETF - September	(3,000)	—
PGIM US Large-Cap Buffer 12 ETF - October	(5,000)	—
PGIM US Large-Cap Buffer 20 ETF - October	(4,000)	—
PGIM US Large-Cap Buffer 12 ETF - November	(3,000)	—
PGIM US Large-Cap Buffer 20 ETF - November	(10,000)	—
PGIM US Large-Cap Buffer 12 ETF - December	(10,000)	—
PGIM US Large-Cap Buffer 20 ETF - December	(4,000)	—

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM US Large-Cap Buffer 12 ETF - January	150,622	90.7%
PGIM US Large-Cap Buffer 20 ETF - January	124,241	95.6
PGIM US Large-Cap Buffer 12 ETF - February	131,749	69.2
PGIM US Large-Cap Buffer 20 ETF - February	111,961	65.7
PGIM US Large-Cap Buffer 12 ETF - March	132,603	73.7
PGIM US Large-Cap Buffer 20 ETF - March	110,041	50.0
PGIM US Large-Cap Buffer 12 ETF - April	130,593	59.4
PGIM US Large-Cap Buffer 20 ETF - April	107,561	41.4
PGIM US Large-Cap Buffer 12 ETF - May	112,537	75.0
PGIM US Large-Cap Buffer 20 ETF - May	74,121	39.0
PGIM US Large-Cap Buffer 12 ETF - June	128,587	35.7
PGIM US Large-Cap Buffer 20 ETF - June	99,321	38.1
PGIM US Large-Cap Buffer 12 ETF - July	93,989	33.6
PGIM US Large-Cap Buffer 20 ETF - July	72,761	22.0
PGIM US Large-Cap Buffer 12 ETF - August	93,923	67.1
PGIM US Large-Cap Buffer 20 ETF - August	71,085	47.4
PGIM US Large-Cap Buffer 12 ETF - September	94,055	47.0

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Notes to Financial Statements (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM US Large-Cap Buffer 20 ETF - September	72,801	60.7%
PGIM US Large-Cap Buffer 12 ETF - October	94,253	42.8
PGIM US Large-Cap Buffer 20 ETF - October	71,921	30.0
PGIM US Large-Cap Buffer 12 ETF - November	91,385	91.4
PGIM US Large-Cap Buffer 20 ETF - November	73,001	81.1
PGIM US Large-Cap Buffer 12 ETF - December	94,187	34.9
PGIM US Large-Cap Buffer 20 ETF - December	72,881	52.1
PGIM Laddered Fund of Buffer 12 ETF	530,000	56.4
PGIM Laddered Fund of Buffer 20 ETF	536,000	78.8

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM US Large-Cap Buffer 12 ETF - January	1	88.6%
PGIM US Large-Cap Buffer 20 ETF - January	1	95.6
PGIM US Large-Cap Buffer 12 ETF - February	1	69.2
PGIM US Large-Cap Buffer 20 ETF - February	1	65.7
PGIM US Large-Cap Buffer 12 ETF - March	1	73.7
PGIM US Large-Cap Buffer 20 ETF - March	1	50.0
PGIM US Large-Cap Buffer 12 ETF - April	1	59.4
PGIM US Large-Cap Buffer 20 ETF - April	1	41.4
PGIM US Large-Cap Buffer 12 ETF - May	1	75.0
PGIM US Large-Cap Buffer 20 ETF - May	1	39.0
PGIM US Large-Cap Buffer 12 ETF - June	1	35.7
PGIM US Large-Cap Buffer 20 ETF - June	1	38.1
PGIM US Large-Cap Buffer 12 ETF - July	1	33.6
PGIM US Large-Cap Buffer 20 ETF - July	1	22.0
PGIM US Large-Cap Buffer 12 ETF - August	1	67.1
PGIM US Large-Cap Buffer 20 ETF - August	1	47.4
PGIM US Large-Cap Buffer 12 ETF - September	1	47.0
PGIM US Large-Cap Buffer 20 ETF - September	1	60.7
PGIM US Large-Cap Buffer 12 ETF - October	1	42.8
PGIM US Large-Cap Buffer 20 ETF - October	1	30.0
PGIM US Large-Cap Buffer 12 ETF - November	1	91.4
PGIM US Large-Cap Buffer 20 ETF - November	1	81.1
PGIM US Large-Cap Buffer 12 ETF - December	1	34.9
PGIM US Large-Cap Buffer 20 ETF - December	1	52.1
PGIM Laddered Fund of Buffer 12 ETF	1	56.4
PGIM Laddered Fund of Buffer 20 ETF	1	78.8
Unaffiliated:
PGIM US Large-Cap Buffer 12 ETF - January	1	5.9

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM US Large-Cap Buffer 20 ETF - January	—	—%
PGIM US Large-Cap Buffer 12 ETF - February	1	23.3
PGIM US Large-Cap Buffer 20 ETF - February	2	26.7
PGIM US Large-Cap Buffer 12 ETF - March	1	14.4
PGIM US Large-Cap Buffer 20 ETF - March	2	41.3
PGIM US Large-Cap Buffer 12 ETF - April	4	39.5
PGIM US Large-Cap Buffer 20 ETF - April	2	50.1
PGIM US Large-Cap Buffer 12 ETF - May	2	14.6
PGIM US Large-Cap Buffer 20 ETF - May	2	57.2
PGIM US Large-Cap Buffer 12 ETF - June	1	55.2
PGIM US Large-Cap Buffer 20 ETF - June	2	55.7
PGIM US Large-Cap Buffer 12 ETF - July	3	62.2
PGIM US Large-Cap Buffer 20 ETF - July	2	70.8
PGIM US Large-Cap Buffer 12 ETF - August	2	21.3
PGIM US Large-Cap Buffer 20 ETF - August	2	41.8
PGIM US Large-Cap Buffer 12 ETF - September	1	45.5
PGIM US Large-Cap Buffer 20 ETF - September	4	31.3
PGIM US Large-Cap Buffer 12 ETF - October	3	50.6
PGIM US Large-Cap Buffer 20 ETF - October	3	64.5
PGIM US Large-Cap Buffer 12 ETF - November	1	5.0
PGIM US Large-Cap Buffer 20 ETF - November	2	17.9
PGIM US Large-Cap Buffer 12 ETF - December	2	61.1
PGIM US Large-Cap Buffer 20 ETF - December	1	44.1
PGIM Laddered Fund of Buffer 12 ETF	2	38.7
PGIM Laddered Fund of Buffer 20 ETF	2	15.0

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended October 31, 2024, certain funds had subscriptions in-kind and/or redemptions in-kind with total proceeds in the amounts presented on the Statement of Changes in Net Assets.

8.	Risks of Investing in the Funds

Large-Cap Buffer ETFs:

Each Large-Cap Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed

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with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the

Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

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Notes to Financial Statements (continued)

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate

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Notes to Financial Statements (continued)

changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are

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Notes to Financial Statements (continued)

invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its Regulated Investment Company qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its Regulated Investment Company qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a Regulated Investment Company.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a

PGIM Rock ETF Trust 237

Notes to Financial Statements (continued)

dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

Laddered Buffer ETFs:

Each Laddered Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the

Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20%, as applicable, or more, from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20%, as applicable, from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Fund from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the

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Notes to Financial Statements (continued)

Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the SPY. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the

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Notes to Financial Statements (continued)

OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of

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Notes to Financial Statements (continued)

Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other ETFs. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a Regulated Investment Company depends on the qualification of the Underlying ETFs as Regulated Investment Companies. If one or more of the Underlying ETFs were to lose its status as a Regulated Investment Company, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own Regulated Investment Company status. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETFs and SPY Risk: The value of an investment in the Fund will be related to the investment performance of the Underlying ETFs and, in turn, SPY. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETFs and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

9.	Subsequent Events

On December 12, 2024, the Board approved the name change of Large-Cap Buffer ETFs. Effective on or about February 28, 2025, the Large-Cap Buffer ETFs names will change to PGIM S&P 500 Buffer ETFs and corresponding updates will be made to each Fund’s 80% investment policy. Each Large-Cap Buffer ETF currently has a policy of investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to equity securities issued by large-capitalization US companies. Each Large-Cap Buffer ETF’s new policy will be to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500 Index.

On December 12, 2024, the Board approved the name change of Laddered Fund of Buffer ETFs. Effective on or about February 28, 2025, the Laddered Fund of Buffer ETFs names will change to PGIM Laddered S&P 500 Buffer ETFs and corresponding updates will be made to each Fund’s 80% investment policy. Each Laddered Buffer ETF currently has a policy of investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds. Each Laddered Buffer ETF’s new policy will be to invest, under normal market conditions, at least 80% of its net assets

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(plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the S&P 500 Index.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PGIM Rock ETF Trust and Shareholders of each of the twenty-six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-six of the funds constituting PGIM Rock ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

PGIM US Large-Cap Buffer 12 ETF – January (1)	PGIM US Large-Cap Buffer 20 ETF – July (7)

PGIM US Large-Cap Buffer 20 ETF – January (1)	PGIM US Large-Cap Buffer 12 ETF – August (8)

PGIM US Large-Cap Buffer 12 ETF – February (2)	PGIM US Large-Cap Buffer 20 ETF – August (8)

PGIM US Large-Cap Buffer 20 ETF – February (2)	PGIM US Large-Cap Buffer 12 ETF – September (9)

PGIM US Large-Cap Buffer 12 ETF – March (3)	PGIM US Large-Cap Buffer 20 ETF – September (9)

PGIM US Large-Cap Buffer 20 ETF – March (3)	PGIM US Large-Cap Buffer 12 ETF – October (10)

PGIM US Large-Cap Buffer 12 ETF – April (4)	PGIM US Large-Cap Buffer 20 ETF – October (10)

PGIM US Large-Cap Buffer 20 ETF – April (4)	PGIM US Large-Cap Buffer 12 ETF – November (11)

PGIM US Large-Cap Buffer 12 ETF – May (5)	PGIM US Large-Cap Buffer 20 ETF – November (11)

PGIM US Large-Cap Buffer 20 ETF – May (5)	PGIM US Large-Cap Buffer 12 ETF – December (12)

PGIM US Large-Cap Buffer 12 ETF – June (6)	PGIM US Large-Cap Buffer 20 ETF – December (12)

PGIM US Large-Cap Buffer 20 ETF – June (6)	PGIM Laddered Fund of Buffer 12 ETF (13)

PGIM US Large-Cap Buffer 12 ETF – July (7)	PGIM Laddered Fund of Buffer 20 ETF (13)

(1)	Statement of operations and statement of changes in net assets for the period December 29, 2023 (commencement of operations) through October 31, 2024
(2)	Statement of operations and statement of changes in net assets for the period January 31, 2024 (commencement of operations) through October 31, 2024
(3)	Statement of operations and statement of changes in net assets for the period February 29, 2024 (commencement of operations) through October 31, 2024
(4)	Statement of operations and statement of changes in net assets for the period March 28, 2024 (commencement of operations) through October 31, 2024
(5)	Statement of operations and statement of changes in net assets for the period April 30, 2024 (commencement of operations) through October 31, 2024
(6)	Statement of operations and statement of changes in net assets for the period May 31, 2024 (commencement of operations) through October 31, 2024

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Report of Independent Registered Public Accounting Firm (continued)

(7)	Statement of operations and statement of changes in net assets for the period May 7, 2024 (commencement of operations) through October 31, 2024
(8)	Statement of operations and statement of changes in net assets for the period May 9, 2024 (commencement of operations) through October 31, 2024
(9)	Statement of operations and statement of changes in net assets for the period May 14, 2024 (commencement of operations) through October 31, 2024
(10)	Statement of operations and statement of changes in net assets for the period May 16, 2024 (commencement of operations) through October 31, 2024
(11)	Statement of operations and statement of changes in net assets for the period May 21, 2024 (commencement of operations) through October 31, 2024
(12)	Statement of operations and statement of changes in net assets for the period May 23, 2024 (commencement of operations) through October 31, 2024
(13)	Statement of operations and statement of changes in net assets for the period June 11, 2024 (commencement of operations) through October 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Directors, Officers, and Others of Open-End Management Investment Companies are compensated through the unitary management fee paid by the Fund to the Manager and not directly by the Fund. The advisory fee paid is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM US Large-Cap Buffer ETFs

Initial Approval of the ETFs’ Advisory Agreements

As required by the 1940 Act, the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) for each ETF* and the proposed subadvisory agreement with PGIM Quantitative Solutions LLC (the Subadviser), which will sub-advise each of the ETFs. The Board, including all of the Independent Trustees, met on September 27-28, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of each ETF.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the ETFs by the Manager and the Subadviser; and the Manager’s and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by each ETF to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager in their capacity as directors of other affiliated funds managed by the Manager (PGIM Alternative Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the ETFs.

The Trustees determined that the overall arrangements between each ETF and the Manager, which will serve as each ETF’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as each ETF’s

*

The proposed 24 new series of the Trust are: PGIM US Large-Cap Buffer 12 ETF – January; PGIM US Large-Cap Buffer 12 ETF – February; PGIM US Large-Cap Buffer 12 ETF – March; PGIM US Large-Cap Buffer 12 ETF – April; PGIM US Large-Cap Buffer 12 ETF – May; PGIM US Large-Cap Buffer 12 ETF – June; PGIM US Large-Cap Buffer 12 ETF – July; PGIM US Large-Cap Buffer 12 ETF – August; PGIM US Large-Cap Buffer 12 ETF – September; PGIM US Large-Cap Buffer 12 ETF – October; PGIM US Large-Cap Buffer 12 ETF – November; PGIM US Large-Cap Buffer 12 ETF – December; PGIM US Large-Cap Buffer 20 ETF – January; PGIM US Large-Cap Buffer 20 ETF – February; PGIM US Large-Cap Buffer 20 ETF – March; PGIM US Large-Cap Buffer 20 ETF – April; PGIM US Large-Cap Buffer 20 ETF – May; PGIM US Large-Cap Buffer 20 ETF – June; PGIM US Large-Cap Buffer 20 ETF – July; PGIM US Large-Cap Buffer 20 ETF – August; PGIM US Large-Cap Buffer 20 ETF – September; PGIM US Large-Cap Buffer 20 ETF – October; PGIM US Large-Cap Buffer 20 ETF – November; and PGIM US Large-Cap Buffer 20 ETF – December.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in advance of and at the Meeting, including information relating to the approval of the management agreement, regarding the nature, quality and extent of services to be provided by the Manager, as well as information received at other regular meetings of the PGIM Alternative Funds Board throughout the year. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of recordkeeping, compliance and other services to the ETFs. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager is responsible for certain expenses of the Trust. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the ETFs and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager has personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager for services provided to other PGIM Alternative Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Manager.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser in advance of and at the Meeting, including information relating to the approval of the subadvisory agreement between the Manager and the Subadviser regarding the nature, quality and extent of services to be provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of each ETF’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other

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similar investment strategies. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser for services. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, no investment performance for the ETFs existed for Board review. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.50% of the average daily value of each ETF’s investable assets to be paid by the ETF to the Manager and the proposed subadvisory fees of 0.25% of each ETF’s investable assets to be paid by the Manager to the Subadviser. The Board considered the structure of the management fee as a unitary fee and that the Manager would be responsible for each ETF’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of each ETF. The Board noted that under the Management Agreement, the Manager will pay the fees associated with subadvisory, custody, transfer agency and administration services, Independent Trustees’ fees, and fees for legal, accounting, valuation, listing fees and transfer agency services. The Board noted that under the Management Agreement, each ETF generally will be responsible for paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with any shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any), along with any other fees or expenses specifically set out in the Management Agreement as payable by the ETF.

The Board considered information provided by the Manager comparing each ETF’s proposed management fee rate and total expenses to the Lipper 15(c) Peer Group. The Board noted that each ETF’s unitary management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Profitability

Because the ETFs had not yet commenced operations and the actual asset base of the Trust has not yet been determined, the Board noted that there was no historical profitability information with respect to each ETF to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to each ETF to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements. The Board took into account that the management fee was structured as a unitary fee and therefore would have the effect of limiting certain ETF expenses for which the Manager is contractually obligated to pay under the Management Agreement.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the ETFs. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to a registered fund.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each ETF.

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Approval of Advisory Agreements

PGIM Laddered Fund of Buffer 12 ETF / PGIM Laddered Fund of Buffer 20 ETF

Initial Approval of the ETFs’ Advisory Agreements

As required by the Investment Company Act of 1940 (1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and subadvisory agreement with PGIM Quantitative Solutions LLC (the Subadviser), which will sub-advise each of the PGIM Laddered Fund of Buffer 12 ETF and the PGIM Laddered Fund of Buffer 20 ETF (together, the ETFs). The Board, including all of the Independent Trustees, met on March 28, 2024 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of each ETF.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the ETFs by the Manager and the Subadviser; and the Manager’s and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fee arrangements under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager in their capacity as directors/trustees of other affiliated funds managed by the Manager (PGIM Alternative Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the ETFs.

The Trustees determined that the overall arrangements between each ETF and the Manager, which will serve as each ETF’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as each ETF’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements is discussed below.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in advance of and at the Meeting, including information relating to the approval of the management agreement, regarding the nature, quality and extent of services to be provided by the Manager, as well as information received at other regular meetings of the PGIM Alternative Funds Board throughout the year. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of recordkeeping, compliance and other services to the ETFs. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager is responsible for certain expenses of the Trust. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the ETFs and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager has personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager for services provided to other PGIM Alternative Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Manager.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser in advance of and at the Meeting, including information relating to the approval of the subadvisory agreement between the Manager and the Subadviser regarding the nature, quality and extent of services to be provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of each ETF’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other series of the PGIM Rock Trust (Underlying ETFs), each of which are part of the PGIM Alternative Funds. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser for services. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, no investment performance for the ETFs existed for

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Board review. The Board considered the background and professional experience of the proposed portfolio management team for the ETFs. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered that under the proposed Management Agreements, neither ETF will pay a management fee. Similarly, under the proposed Subadvisory Agreements, the Manager will not pay the Subadviser a subadvisory fee with respect to either ETF. The Board also considered that each ETF will invest substantially all of its assets in the Underlying ETFs, and that the Manager receives a management fee from each of the Underlying ETFs. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for each ETF’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of each ETF. The Board noted that under the Management Agreement, the Manager will pay the fees associated with subadvisory, custody, transfer agency and administration services, Independent Trustees’ fees, and fees for legal, accounting, valuation, listing fees and transfer agency services. The Board noted that under the Management Agreement, each ETF generally will be responsible for paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with any shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any), along with any other fees or expenses specifically set out in the Management Agreement as payable by the ETF.

The Board considered information provided by the Manager comparing each ETF’s proposed management fee rate and total expenses to the Lipper 15(c) Peer Group. The Board noted that each ETF’s unitary management fee was in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets.

The Board concluded that the proposed management fee arrangement and total expenses were reasonable in light of the services to be provided.

Profitability

Because the ETFs had not yet commenced operations and the actual asset base of the Trust has not yet been determined, the Board noted that there was no historical profitability information with respect to each ETF to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Economies of Scale

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to each ETF to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the ETFs. It was noted that the Manager and the Subadviser would each receive advisory fees from the Underlying ETFs and that as those funds grew in size (including through investment by the ETFs), revenues of the Manager and the Subadviser may increase. The Board concluded that any other potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any other potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to a registered fund.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each ETF.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Rock ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2024